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                                                       hours per response: 5.0
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-1355

                             The Alger American Fund
               (Exact name of registrant as specified in charter)

                    111 Fifth Avenue New York, New York 10003
               (Address of principal executive offices) (Zip code)


                              Mr. Frederick A. Blum

                           Fred Alger Management, Inc.

                                111 Fifth Avenue
                            New York, New York 10003
                     (Name and address of agent for service)


Registrant's telephone number, including area code:212-806-8800


Date of fiscal year end: December 31


Date of reporting period: June 30, 2004

ITEM 1.  REPORT(S) TO STOCKHOLDERS.



================================================================================




                             THE ALGER AMERICAN FUND



                                 ALGER AMERICAN
                                GROWTH PORTFOLIO

                                 ALGER AMERICAN
                         SMALL CAPITALIZATION PORTFOLIO

                                 ALGER AMERICAN
                           INCOME AND GROWTH PORTFOLIO

                                 ALGER AMERICAN
                               BALANCED PORTFOLIO

                                 ALGER AMERICAN
                             MIDCAP GROWTH PORTFOLIO

                                 ALGER AMERICAN
                           LEVERAGED ALLCAP PORTFOLIO





                               SEMI-ANNUAL REPORT
                                  JUNE 30, 2004
                                   (UNAUDITED)



                                  [ALGER LOGO]




================================================================================

TABLE OF CONTENTS

    THE ALGER AMERICAN FUND
    Letter to Our Shareholders...............................................  1
    Schedules of Investments.................................................  2
    Financial Highlights..................................................... 16
    Statements of Assets and Liabilities..................................... 20
    Statements of Operations................................................. 21
    Statements of Changes in Net Assets...................................... 22
    Notes to Financial Statements............................................ 23

Dear  Shareholders,                                                July 20, 2004

Early in 2004, the economy shifted into high gear. In addition to some of the strongest economic data in four years, an unusually large number of companies beat Wall Street's earnings expectations. Consumer spending continued to fuel various aspects of the economy; industrial production soared; and after a multi-year drought, companies ramped up their spending.

The housing market also remained strong, as people took advantage of low interest rates. Even the employment situation improved, although job growth lagged the economic recovery and did not begin to show signs of real strength until March.

The equity markets, however, had an ambivalent reaction to the positive economic data. Initially, there was some exuberance, and the markets rose steadily through February. Then, the difficult situation in Iraq, oil price increases, and a fear of rising interest rates led to a cooling of investor sentiment. Even with the pullback in early spring, for the six months ended June 30, 2004, the Dow rose 0.80%, the S&P 500 was up 3.44%, and the NASDAQ gained 2.43%.

As we enter the heart of the 2004 presidential election, politics will dominate the headlines in what is likely to be an extremely close contest. High-profile events including the political conventions in New York and Boston and the 2004 Olympic Games in Athens are likely to distract investors. And recent government warnings of possible terrorist attacks during these events and during the lead-up to the election will, in all likelihood, keep the public mood subdued.

Nevertheless, we believe that the economy and the markets remain strong. Rising interest rates have largely been factored into the market, and we believe economic activity over the next six months will continue at a healthy clip. In fact, we believe that many of the growth companies we follow will experience as much as 15% to 25% annual earnings growth between 2004 and 2006. Over time, shareholders of those companies should reap the benefits of that growth.

Finally, we want to thank you for the confidence you have placed in Alger. It is our goal not only to find the best investments for you, but also to continue to earn your trust in every aspect of our business.

                                                      Respectfully submitted,

                                                      /s/ Dan C. Chung

                                                      Dan C. Chung
                                                      Chief Investment Officer

THE ALGER AMERICAN FUND
ALGER AMERICAN GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS--JUNE 30, 2004 (UNAUDITED)



================================================================================

   SHARES     COMMON STOCKS--99.3%                         VALUE
   ------                                                  -----

              BEVERAGES--2.0%
  401,800     Anheuser-Busch Companies, Inc. ...... $ 21,697,200
                                                    ------------

              BIOTECHNOLOGY--5.2%
  445,000     Biogen Idec Inc.* ...................   28,146,250
  193,700     Genentech, Inc.* ....................   10,885,940
  104,500     ImClone Systems Incorporated* .......    8,965,055
  691,050     Millennium Pharmaceuticals, Inc.* ...    9,536,490
                                                    ------------
                                                      57,533,735
                                                    ------------

              CAPITAL MARKETS--2.1%
  107,250     Affiliated Managers Group, Inc.* ....    5,402,182
  341,950     T. Rowe Price Group Inc. ............   17,234,280
                                                    ------------
                                                      22,636,462
                                                    ------------

              CHEMICALS--1.2%
  335,450     Dow Chemical Co. ....................   13,652,815
                                                    ------------

              COMMERCIAL SERVICES &
                SUPPLIES--1.8%
  432,100     First Data Corporation ..............   19,237,092
                                                    ------------

              COMMUNICATION EQUIPMENT--3.2%
1,484,400     Cisco Systems, Inc.* ................   35,180,280
                                                    ------------

              COMPUTERS & PERIPHERALS--.6%
  546,200     EMC Corporation* ....................    6,226,680
                                                    ------------

              CONSUMER FINANCE--1.5%
  319,850     American Express Company ............   16,433,893
                                                    ------------

              FOOD & STAPLES RETAILING--3.1%
  253,800     CVS Corp. ...........................   10,664,676
  434,800     Wal-Mart Stores, Inc. ...............   22,940,048
                                                    ------------
                                                      33,604,724
                                                    ------------

              HEALTH CARE EQUIPMENT &
                SUPPLIES--3.7%
  456,600     Boston Scientific Corporation* ......   19,542,480
  375,600     Medtronic, Inc. .....................   18,299,232
   49,800     Stryker Corporation .................    2,739,000
                                                    ------------
                                                      40,580,712
                                                    ------------

              HEALTH CARE PROVIDERS &
                SERVICES--7.4%
  188,600     Aetna Inc. ..........................   16,031,000
  127,900     Anthem, Inc.* .......................   11,454,724
  564,100     Caremark Rx, Inc.* ..................   18,581,454
  592,950     HCA Inc. ............................   24,660,791
  284,800     PacifiCare Health Systems, Inc.* ....   11,010,368
                                                    ------------
                                                      81,738,337
                                                    ------------

              HOTELS, RESTAURANTS & LEISURE--5.1%
  241,000     Carnival Corporation ................ $ 11,327,000
  524,700     Royal Caribbean Cruises Ltd. ........   22,777,227
  492,400     Starwood Hotels & Resorts
                Worldwide, Inc. ...................   22,084,140
                                                    ------------
                                                      56,188,367
                                                    ------------

              HOUSEHOLD PRODUCTS--1.2%
  179,100     Fortune Brands, Inc. ................   13,509,513
                                                    ------------

              INDUSTRIAL CONGLOMERATES--5.7%
  693,200     General Electric Company ............   22,459,680
1,218,300     Tyco International Ltd. .............   40,374,462
                                                    ------------
                                                      62,834,142
                                                    ------------

              INFORMATION TECHNOLOGY
                SERVICES--2.8%
  740,350     Automatic Data Processing, Inc. .....   31,005,858
                                                    ------------

              INSURANCE--3.2%
  396,550     AFLAC INCORPORATED ..................   16,183,205
  260,300     American International Group, Inc. ..   18,554,184
                                                    ------------
                                                      34,737,389
                                                    ------------

              INTERNET & CATALOG RETAIL--5.8%
  361,550     eBay Inc.* ..........................   33,244,522
  853,100     NetFlix Inc.* .......................   30,668,945
                                                    ------------
                                                      63,913,467
                                                    ------------

              INTERNET SOFTWARE & SERVICES--4.0%
1,217,800     Yahoo! Inc.* ........................   44,242,674
                                                    ------------

              MEDIA--5.3%
  577,400     Comcast Corporation Special Cl. A* ..   15,942,014
   96,600     Gannett Co., Inc. ...................    8,196,510
  203,200     Viacom Inc. Cl. B ...................    7,258,304
  999,150     XM Satellite Radio Holdings
                Inc. Cl. A* .......................   27,266,804
                                                    ------------
                                                      58,663,632
                                                    ------------

              MULTILINE RETAIL--2.7%
  701,850     Target Corporation ..................   29,807,570
                                                    ------------

              OIL & GAS--1.5%
  176,015     Devon Energy Corporation ............   11,616,990
   91,000     EOG Resources, Inc. .................    5,433,610
                                                    ------------
                                                      17,050,600
                                                    ------------

              PHARMACEUTICALS--5.6%
  249,000     Abbott Laboratories .................   10,149,240
1,219,450     Pfizer Inc. .........................   41,802,746
  151,500     Teva Pharmaceutical Industries Ltd.
                ADR# ..............................   10,194,435
                                                    ------------
                                                      62,146,421
                                                    ------------

THE ALGER AMERICAN FUND
ALGER AMERICAN GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS--JUNE 30, 2004 (UNAUDITED) (CONT'D)



================================================================================

   SHARES     COMMON STOCKS--(CONT'D)                      VALUE
   ------                                                  -----

              SEMICONDUCTORS &
                SEMICONDUCTOR EQUIPMENT--15.2%
  801,300     Advanced Micro Devices, Inc.* .....   $ 12,740,670
  987,700     Altera Corporation* ...............     21,946,694
  370,000     Analog Devices, Inc. ..............     17,419,600
1,979,750     Applied Materials, Inc.* ..........     38,842,695
  318,100     Broadcom Corporation Cl. A* .......     14,877,537
  714,500     Linear Technology Corporation .....     28,201,315
  108,300     Maxim Integrated Products, Inc. ...      5,677,086
1,234,000     Teradyne, Inc.* ...................     28,011,800
                                                   -------------
                                                     167,717,397
                                                   -------------

              SOFTWARE--7.4%
1,634,380     Microsoft Corporation .............     46,677,893
1,752,100     Oracle Corporation* ...............     20,902,553
  523,200     VERITAS Software Corporation* .....     14,492,640
                                                   -------------
                                                      82,073,086
                                                   -------------

              SPECIALTY RETAIL--1.3%
  214,600     Bed Bath & Beyond Inc.* ...........      8,251,370
  161,500     Home Depot, Inc. ..................      5,684,800
                                                   -------------
                                                      13,936,170
                                                   -------------

              TEXTILES, APPAREL &
                LUXURY GOODS--.7%
  104,900     NIKE, Inc. Cl. B ..................      7,946,174
                                                   -------------

              TOTAL COMMON STOCKS
                (COST $995,654,384) .............  1,094,294,390
                                                   -------------

  PRINCIPAL
   AMOUNT     SHORT-TERM INVESTMENTS--.5%                  VALUE
  ---------                                                -----


              U.S. AGENCY OBLIGATIONS--.5%
$5,300,000    Federal Home Loan Mortgage Corporation,
                1.16%, 7/1/04
                (COST $5,300,000) ..............  $    5,300,000
                                                  --------------

              SECURITIES HELD UNDER
                REPURCHASE AGREEMENTS
              Securities Held Under Repurchase
                Agreements, 1.25%, 7/1/04, with
                Bear Stearns & Co. Inc., dtd 6/30/04,
                repurchase price $157,618;
                collateralized by U.S. Treasury
                Bonds (par value $130,000
                due 4/15/32) ...................         157,613
                                                  --------------

              TOTAL SHORT-TERM INVESTMENTS
                (COST $5,457,613) ..............       5,457,613
                                                  --------------

TOTAL INVESTMENTS
  (COST $1,001,111,997)(a) .............    99.8%  1,099,752,003
Other Assets in Excess of Liabilities ..      .2       2,078,925
                                           -----  --------------
NET ASSETS .............................   100.0% $1,101,830,928
                                           =====  ==============

--------------------------------------------------------------------------------
  * Non-income producing security.

  # American Depositary Receipts.

(a) At June 30, 2004, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,007,648,983, amounted to $92,103,020 which consisted of aggregate gross unrealized appreciation of $124,760,723 and aggregate gross unrealized depreciation of $32,657,703.


                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS--JUNE 30, 2004 (UNAUDITED)



================================================================================

   SHARES     COMMON STOCKS--97.9%                         VALUE
   ------                                                  -----

              AEROSPACE & DEFENSE--1.3%
   97,540     Alliant Techsystems Inc.* ...........  $ 6,178,184
                                                     -----------

              AIR FREIGHT & LOGISTICS--.9%
  120,950     J.B. Hunt Transport Services, Inc.* .    4,666,251
                                                     -----------

              BIOTECHNOLOGY--4.9%
  339,700     Cubist Pharmaceuticals, Inc.* .......    3,770,670
  258,200     Ligand Pharmaceuticals Incorporated
                Cl. B* ............................    4,487,516
   95,550     Onyx Pharmaceuticals, Inc.* .........    4,047,498
  228,250     QLT Inc.* ...........................    4,569,565
  162,900     Telik, Inc.* ........................    3,888,423
  270,000     Vicuron Pharmaceuticals Inc. ........    3,391,200
                                                     -----------
                                                      24,154,872
                                                     -----------

              COMMERCIAL BANKS--1.2%
  157,020     UCBH Holdings, Inc. .................    6,205,430
                                                     -----------

              COMMERCIAL SERVICES &
                SUPPLIES--7.6%
  139,150     CoStar Group Inc.* ..................    6,391,160
  182,860     Education Management Corporation* ...    6,008,780
  176,400     First Marblehead Corporation (The)* .    7,101,864
  273,700     Gevity HR, Inc. .....................    7,168,203
  114,300     Universal Technical Institution,
                Inc.* .............................    4,569,714
  134,750     Westcorp ............................    6,124,387
                                                     -----------
                                                      37,364,108
                                                     -----------

              COMMUNICATION EQUIPMENT--2.8%
  249,150     Advanced Fibre Communications, Inc.*     5,032,830
  677,800     Brocade Communications Systems, Inc.*    4,053,244
  344,700     Foundry Networks, Inc.* .............    4,849,929
                                                     -----------
                                                      13,936,003
                                                     -----------

              COMPUTER SERVICES--1.9%
  516,700     Intelligroup, Inc.* .................    2,676,506
  262,800     Open Solutions Inc.* ................    6,564,744
                                                     -----------
                                                       9,241,250
                                                     -----------

              COMPUTERS & PERIPHERALS--1.2%
  112,750     Avid Technology, Inc.* ..............    6,152,768
                                                     -----------

              DIVERSIFIED FINANCIALS--2.5%
  120,810     Affiliated Managers Group, Inc.* ....    6,085,200
  174,100     National Financial Partners
                Corporation .......................    6,140,507
                                                     -----------
                                                      12,225,707
                                                     -----------

              ELECTRONIC EQUIPMENT &
                INSTRUMENTS--3.3%
   35,100     Rogers Corporation ..................    2,453,490
  113,950     Roper Industries, Inc. ..............    6,483,755
  270,350     Trimble Navigation Limited* .........    7,513,026
                                                     -----------
                                                      16,450,271
                                                     -----------

              ENERGY EQUIPMENT & SERVICES--1.3%
  296,500     Varco International, Inc.* ..........    6,490,385
                                                     -----------

              FINANCIAL SERVICES--.9%
  100,600     Piper Jaffray Companies, Inc.* ......  $ 4,550,138
                                                     -----------

              FOOD & STAPLES RETAILING--1.6%
  255,800     NeighborCare, Inc.* .................    8,014,214
                                                     -----------

              HEALTH CARE EQUIPMENT &
                SUPPLIES--7.3%
  172,600     Advanced Medical Optics, Inc.* ......    7,347,582
  110,500     Dade Behring Holdings Inc.* .........    5,250,960
   25,300     Given Imaging Ltd.* .................      895,873
  200,400     Immucor, Inc.* ......................    6,523,020
  282,400     Intuitive Surgical, Inc.* ...........    5,365,600
  119,400     Mentor Corporation ..................    4,094,226
  185,260     Wright Medical Group, Inc.* .........    6,595,256
                                                     -----------
                                                      36,072,517
                                                     -----------

              HEALTH CARE PROVIDERS &
                SERVICES--9.7%
  162,600     Accredo Health, Incorporated* .......    6,333,270
  175,500     LifePoint Hospitals, Inc.* ..........    6,532,110
  186,000     Molina Healthcare Inc.* .............    7,101,480
  285,600     Psychiatric Solutions, Inc.* ........    7,120,008
  164,700     Sierra Health Services, Inc. ........    7,362,090
  166,500     Sunrise Senior Living Inc. ..........    6,516,810
  142,000     VCA Antech, Inc.* ...................    6,364,440
   18,100     Wellcare Group Inc.* ................      307,700
                                                     -----------
                                                      47,637,908
                                                     -----------

              HOTELS, RESTAURANTS & LEISURE--4.1%
  269,212     Applebee's International, Inc. ......    6,197,260
  169,200     Multimedia Games, Inc.* .............    4,537,944
  108,850     P.F. Chang's China Bistro, Inc.* ....    4,479,177
  100,400     Station Casinos, Inc. ...............    4,859,360
                                                     -----------
                                                      20,073,741
                                                     -----------

              INFORMATION TECHNOLOGY
                CONSULTING & SERVICES--2.5%
  169,250     Alliance Data Systems Corporation* ..    7,150,812
  111,550     Global Payments Inc. ................    5,021,981
                                                     -----------
                                                      12,172,793
                                                     -----------

              INSURANCE--1.1%
  133,900     Arch Capital Group Ltd.* ............    5,339,932
                                                     -----------

              INTERNET SOFTWARE & SERVICES--5.8%
1,194,100     Chordiant Software Inc.* ............    5,445,096
  403,100     Digitas Inc.* .......................    4,446,193
  280,900     Ivillage Inc.* ......................    1,783,715
  509,900     Lionbridge Technologies, Inc.* ......    3,900,735
  381,866     Openwave Systems, Inc.* .............    4,849,698
  401,000     SonicWall, Inc.* ....................    3,448,600
  399,150     ValueClick, Inc.* ...................    4,781,817
                                                     -----------
                                                      28,655,854
                                                     -----------

              LEISURE EQUIPMENT & PRODUCTS--.7%
  155,900     LIFETIME FITNESS, Inc.* .............    3,273,900
                                                     -----------

THE ALGER AMERICAN FUND
ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS--JUNE 30, 2004 (UNAUDITED) (CONT'D)



================================================================================

   SHARES     COMMON STOCKS--(CONT'D)                      VALUE
   ------                                                  -----

              MACHINERY--2.2%
  150,900     Actuant Corporation Cl. A* ..........  $ 5,883,591
  152,100     Terex Corporation* ..................    5,191,173
                                                     -----------
                                                      11,074,764
                                                     -----------

              MEDIA--3.3%
   89,190     Media General, Inc. Cl. A ...........    5,727,782
  385,500     Playboy Enterprises, Inc. Cl. B* ....    4,475,655
  631,900     Spanish Broadcasting System, Inc.
                Cl. A * ...........................    5,882,989
                                                     -----------
                                                      16,086,426
                                                     -----------

              OIL & GAS--2.8%
  185,100     Evergreen Resources, Inc.* ..........    7,478,040
  289,900     Swift Energy Company* ...............    6,395,194
                                                     -----------
                                                      13,873,234
                                                     -----------

              PAPER & FOREST PRODUCTS--1.2%
  245,100     Louisiana-Pacific Corporation .......    5,796,615
                                                     -----------

              PHARMACEUTICALS--1.9%
   74,800     Eyetech Pharmaceuticals, Inc.* ......    3,210,416
  208,500     Medicines Company* ..................    6,361,335
                                                     -----------
                                                       9,571,751
                                                     -----------

              SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT--7.5%
  290,400     AMIS Holdings, Inc.* ................    4,913,568
  415,100     Axcelis Technologies, Inc.* .........    5,163,844
  239,800     Brooks Automation, Inc.* ............    4,831,970
  309,000     Fairchild Semiconductor
                International, Inc.* ..............    5,058,330
  184,500     Integrated Circuit Systems, Inc.* ...    5,011,020
  253,800     Semtech Corporation* ................    5,974,452
  238,400     Silicon Image, Inc.* ................    3,130,192
  235,090     SiRF Technology Holdings, Inc.* .....    3,072,626
                                                     -----------
                                                      37,156,002
                                                     -----------

              SOFTWARE--5.1%
  111,350     Fair Isaac Corporation ..............    3,716,863
  155,450     Hyperion Solutions Corporation* .....    6,796,274
  248,800     Quest Software, Inc.* ...............    3,209,520
  206,150     Take-Two Interactive
                Software, Inc.* ...................    6,316,436
  371,800     Verity, Inc.* .......................    5,023,018
                                                     -----------
                                                      25,062,111
                                                     -----------

              SPECIALTY RETAIL--5.8%
  238,375     Aeropostale, Inc.* ..................    6,414,671
  233,643     AnnTaylor Stores Corporation* .......    6,770,974
  188,500     Children's Place Retail
                Stores, Inc.* .....................    4,433,520
  126,250     Guitar Center, Inc.* ................    5,614,338
  167,150     PETCO Animal Supplies, Inc.* ........    5,383,902
                                                     -----------
                                                      28,617,405
                                                     -----------

              TEXTILES, APPAREL &
                LUXURY GOODS--1.1%
  229,300     Quiksilver, Inc.* ...................  $ 5,459,633
                                                     -----------

              THRIFTS & MORTGAGE FINANCE--1.1%
  490,124     Bank Mutual Corporation .............    5,342,352
                                                     -----------

              TRADING COMPANIES &
                DISTRIBUTORS--1.2%
  175,950     MSC Industrial Direct Co., Cl. A ....    5,778,198
                                                     -----------

              TRANSPORTATION SERVICES--.9%
  188,400     Sirva Inc.* .........................    4,333,200
                                                     -----------

              WIRELESS TELECOMMUNICATION
                SERVICES--1.2%
  140,250     SpectraSite, Inc.* ..................    6,061,605
                                                     -----------

              TOTAL COMMON STOCKS
                (COST $417,317,022) ...............  483,069,522
                                                     -----------

  PRINCIPAL
   AMOUNT     SHORT-TERM INVESTMENTS--2.1%
  ---------
$10,100,000   U.S. AGENCY OBLIGATIONS--2.0%
              Federal Home Loan Mortgage Corporation,
                1.16%, 7/1/04
                (COST $10,100,000) ................   10,100,000
                                                    ------------

              SECURITIES HELD UNDER
                REPURCHASE AGREEMENT--.1%
              Securities Held Under Repurchase
                Agreements, 1.25%, 7/01/04,
                with Bear Stearns & Co., Inc.,
                dtd 6/30/04, repurchase price $173,181;
                collateralized by U.S.Treasury Bonds
                (par value $140,000 due 4/15/32 ) .      173,176
                                                    ------------

              TOTAL SHORT-TERM INVESTMENTS
                (COST $ 10,273,176) ...............   10,273,176
                                                    ------------
TOTAL INVESTMENTS
  (COST $427,590,198)(a) .................  100.0%   493,342,698
Liabilities In Excess of Other Assets ....     .0       (126,538)
                                            -----   ------------
NET ASSETS ...............................  100.0%  $493,216,160
                                            =====   ============

--------------------------------------------------------------------------------
  * Non-income producing security.

(a) At June 30, 2004, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $428,141,890, amounted to $65,200,808 which consisted of aggregate gross unrealized appreciation of $75,856,613 and aggregate gross unrealized depreciation of $10,655,805.


                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN INCOME AND GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS--JUNE 30, 2004 (UNAUDITED)



================================================================================

   SHARES     COMMON STOCKS--99.4%                         VALUE
   ------                                                  -----

              AEROSPACE & DEFENSE--2.1%
   23,100     United Technologies Corporation .....  $ 2,113,188
                                                     -----------

              BIOTECHNOLOGY--3.0%
   28,250     Amgen Inc.* .........................    1,541,603
   23,400     Biogen Idec Inc.* ...................    1,480,050
                                                     -----------
                                                       3,021,653
                                                     -----------

              CAPITAL MARKETS--2.4%
   48,700     T. Rowe Price Group Inc. ............    2,454,480
                                                     -----------

              COMMERCIAL SERVICES & SUPPLIES--.8%
   20,400     First Marblehead Corporation (The)* .      821,304
                                                     -----------

              COMMUNICATION EQUIPMENT--3.3%
  106,500     Cisco Systems, Inc.* ................    2,524,050
   61,300     Corning Incorporated* ...............      800,578
                                                     -----------
                                                       3,324,628
                                                     -----------

              COMPUTERS & PERIPHERALS--1.1%
   51,100     Hewlett-Packard Company .............    1,078,210
                                                     -----------

              DIVERSIFIED FINANCIAL SERVICES--2.5%
   54,650     Citigroup Inc. ......................    2,541,225
                                                     -----------

              ELECTRICAL EQUIPMENT--2.1%
   57,500     Rockwell Automation, Inc. ...........    2,156,825
                                                     -----------

              FOOD & STAPLES RETAILING--3.3%
   34,000     CVS Corp. ...........................    1,428,680
   36,600     Wal-Mart Stores, Inc. ...............    1,931,016
                                                     -----------
                                                       3,359,696
                                                     -----------

              HEALTH CARE EQUIPMENT &
                SUPPLIES--5.2%
   37,600     Boston Scientific Corporation* ......    1,609,280
   21,000     Guidant Corporation .................    1,173,480
   21,000     INAMED Corporation* .................    1,319,850
   22,600     Stryker Corporation .................    1,243,000
                                                     -----------
                                                       5,345,610
                                                     -----------

              HEALTH CARE PROVIDERS &
                SERVICES--1.0%
   24,200     HCA Inc. ............................    1,006,478
                                                     -----------

              HOTELS, RESTAURANTS & LEISURE--10.1%
   49,800     Carnival Corporation ................    2,340,600
   33,600     Mandalay Resort Group ...............    2,306,304
   43,500     Multimedia Games, Inc.* .............    1,166,670
   49,600     Royal Caribbean Cruises Ltd. ........    2,153,136
   51,100     Starwood Hotels & Resorts
                Worldwide, Inc. ...................    2,291,835
                                                     -----------
                                                      10,258,545
                                                     -----------

HOUSEHOLD PRODUCTS--1.3%
   19,800     Kimberly-Clark Corporation ..........  $ 1,304,424
                                                     -----------

              INDUSTRIAL CONGLOMERATES--7.4%
  102,150     General Electric Company ............    3,309,660
  127,150     Tyco International Ltd. .............    4,213,751
                                                     -----------
                                                       7,523,411
                                                     -----------

              INFORMATION TECHNOLOGY
                SERVICES--1.1%
   26,500     Automatic Data Processing, Inc. .....    1,109,820
                                                     -----------

              INSURANCE--6.4%
   51,000     AFLAC INCORPORATED ..................    2,081,310
   28,500     American International Group, Inc. ..    2,031,480
   31,900     MGIC Investment Corporation .........    2,419,934
                                                     -----------
                                                       6,532,724
                                                     -----------

              INTERNET & CATALOG RETAIL--5.0%
   40,600     eBay Inc.* ..........................    3,733,170
   36,500     NetFlix Inc.* .......................    1,312,175
                                                     -----------
                                                       5,045,345
                                                     -----------

              INTERNET SOFTWARE & SERVICES--2.4%
   65,800     Yahoo! Inc.* ........................    2,390,514
                                                     -----------

              MACHINERY--2.6%
   63,500     Dover Corporation ...................    2,673,350
                                                     -----------

              MEDIA--7.1%
  117,500     Disney (Walt) Company ...............    2,995,075
   22,300     Gannett Co., Inc. ...................    1,892,155
   33,000     Viacom Inc. Cl. B ...................    1,178,760
   40,100     XM Satellite Radio Holdings Inc.
                Cl. A* ............................    1,094,329
                                                     -----------
                                                       7,160,319
                                                     -----------

              MULTILINE RETAIL--1.7%
   40,500     Target Corporation ..................    1,720,035
                                                     -----------

              OIL & GAS--2.4%
   26,000     ChevronTexaco Corporation ...........    2,446,860
                                                     -----------

              PHARMACEUTICALS--7.9%
   55,650     Bristol-Myers Squibb Company ........    1,363,425
   38,175     Johnson & Johnson ...................    2,126,348
   27,000     Merck & Co. Inc. ....................    1,282,500
   94,930     Pfizer Inc. .........................    3,254,200
                                                     -----------
                                                       8,026,473
                                                     -----------

THE ALGER AMERICAN FUND
ALGER AMERICAN INCOME AND GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS--JUNE 30, 2004 (UNAUDITED) (CONT'D)



================================================================================

   SHARES     COMMON STOCKS--(CONT'D)                      VALUE
   ------                                                  -----

              SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT--7.6%
   70,200     Altera Corporation* .................  $ 1,559,844
   30,700     Analog Devices, Inc. ................    1,445,356
   62,000     Applied Materials, Inc.* ............    1,216,440
   65,225     Intel Corporation ...................    1,800,210
   51,500     Teradyne, Inc.* .....................    1,169,050
   23,600     Texas Instruments Incorporated ......      570,648
                                                     -----------
                                                       7,761,548
                                                     -----------

              SPECIALTY RETAIL--4.9%
   41,600     Best Buy Co., Inc. ..................    2,110,784
   38,300     Home Depot, Inc. ....................    1,348,160
   62,300     TJX Companies, Inc. .................    1,503,922
                                                     -----------
                                                       4,962,866
                                                     -----------

              SOFTWARE--4.0%
  116,400     Microsoft Corporation ...............    3,324,384
   41,300     PalmSource, Inc.* ...................      707,882
                                                     -----------
                                                       4,032,266
                                                     -----------

              TOBACCO--.7%
   14,500     Altria Group, Inc. ..................      725,725
                                                     -----------

              TOTAL COMMON STOCKS
                (COST $86,327,492) ................  100,897,522
                                                     -----------


              SHORT-TERM INVESTMENTS--.7%                  VALUE
                                                           -----

              SECURITIES HELD UNDER
                REPURCHASE AGREEMENTS
              Securities Held Under Repurchase
                Agreements, 1.25%, 7/1/04,
                with Bear Stearns & Co. Inc.,
                dtd 6/30/04, repurchase price
                $705,167; collateralized by
                U.S. Treasury Bonds (par value
                $565,000 due 4/15/32) .............    $ 705,143
                                                    ------------
TOTAL INVESTMENTS
  (COST $87,032,635)(a) .................   100.1%   101,602,665
Liabilities in Excess of Other Assets ...     (.1)      (136,978)
                                            -----   ------------
NET ASSETS ..............................   100.0%  $101,465,687
                                            =====   ============

--------------------------------------------------------------------------------
  * Non-income producing security.

(a) At June 30, 2004, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $88,088,750, amounted to $13,513,915 which consisted of aggregate gross unrealized appreciation of $15,785,980 and aggregate gross unrealized depreciation of $2,272,065.


                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS--JUNE 30, 2004 (UNAUDITED)



================================================================================

    SHARES    COMMON STOCKS--65.1%                         VALUE
    ------                                                 -----

              BEVERAGES--1.4%
   88,500     Anheuser-Busch Companies, Inc. ......  $ 4,779,000
                                                     -----------

              BIOTECHNOLOGY--3.4%
   91,800     Biogen Idec Inc.* ...................    5,806,350
   44,600     Genentech, Inc.* ....................    2,506,520
   21,800     ImClone Systems Incorporated* .......    1,870,222
  140,400     Millennium Pharmaceuticals, Inc* ....    1,937,520
                                                     -----------
                                                      12,120,612
                                                     -----------

              CAPITAL MARKETS--1.4%
   26,550     Affiliated Managers Group, Inc.* ....    1,337,323
   69,000     T. Rowe Price Group Inc. ............    3,477,600
                                                     -----------
                                                       4,814,923
                                                     -----------

              CHEMICALS--.8%
   68,900     Dow Chemical Co. ....................    2,804,230
                                                     -----------

              COMMERCIAL SERVICES &
                SUPPLIES--1.1%
   87,600     First Data Corporation ..............    3,899,952
                                                     -----------

              COMMUNICATION EQUIPMENT--2.0%
  300,300     Cisco Systems, Inc.* ................    7,117,110
                                                     -----------

              COMPUTERS & PERIPHERALS--.4%
  129,400     EMC Corporation* ....................    1,475,160
                                                     -----------

              CONSUMER FINANCE--1.0%
   65,900     American Express Company ............    3,385,942
                                                     -----------

              FOOD & STAPLES RETAILING--2.0%
   53,100     CVS Corp. ...........................    2,231,262
   87,300     Wal-Mart Stores, Inc. ...............    4,605,948
                                                     -----------
                                                       6,837,210
                                                     -----------

              HEALTH CARE EQUIPMENT &
                SUPPLIES--2.5%
  107,550     Boston Scientific Corporation* ......    4,603,140
   76,400     Medtronic, Inc. .....................    3,722,208
   10,500     Stryker Corporation .................      577,500
                                                     -----------
                                                       8,902,848
                                                     -----------

              HEALTH CARE PROVIDERS &
                SERVICES--4.9%
   45,800     Aetna Inc. ..........................    3,893,000
   25,200     Anthem, Inc.* .......................    2,256,912
  117,400     Caremark Rx, Inc.* ..................    3,867,156
  124,100     HCA Inc. ............................    5,161,319
   57,400     PacifiCare Health Systems, Inc.* ....    2,219,084
                                                     -----------
                                                      17,397,471
                                                     -----------

              HOTELS, RESTAURANTS & LEISURE--3.3%
   50,300     Carnival Corporation ................    2,364,100
  107,800     Royal Caribbean Cruises Ltd. ........    4,679,598
  102,500     Starwood Hotels & Resorts
                Worldwide, Inc. ...................    4,597,125
                                                     -----------
                                                      11,640,823
                                                     -----------

              HOUSEHOLD PRODUCTS--.8%
   36,900     Fortune Brands, Inc. ................  $ 2,783,367
                                                     -----------

              INDUSTRIAL CONGLOMERATES--3.6%
  142,850     General Electric Company ............    4,628,340
  246,350     Tyco International Ltd. .............    8,164,039
                                                     -----------
                                                      12,792,379
                                                     -----------

              INFORMATION TECHNOLOGY
                SERVICES--1.8%
  154,950     Automatic Data Processing, Inc. .....    6,489,306
                                                     -----------

              INSURANCE--2.1%
   82,700     AFLAC INCORPORATED ..................    3,374,987
   54,400     American International Group, Inc. ..    3,877,632
                                                     -----------
                                                       7,252,619
                                                     -----------

              INTERNET & CATALOG RETAIL--3.5%
   73,200     eBay Inc.* ..........................    6,730,740
  154,400     NetFlix Inc.* .......................    5,550,680
                                                     -----------
                                                      12,281,420
                                                     -----------

              INTERNET SOFTWARE & SERVICES--2.5%
  246,300     Yahoo! Inc.* ........................    8,948,079
                                                     -----------

              MEDIA--3.9%
  119,000     Comcast Corporation Special Cl. A* ..    3,285,590
   71,350     Disney (Walt) Company ...............    1,818,711
   20,350     Gannett Co., Inc. ...................    1,726,698
   41,000     Viacom Inc. Cl. B ...................    1,464,520
  202,350     XM Satellite Radio Holdings Inc.
                Cl. A* ............................    5,522,132
                                                     -----------
                                                      13,817,651
                                                     -----------

              MULTILINE RETAIL--1.7%
  143,350     Target Corporation ..................    6,088,075
                                                     -----------

              OIL & GAS--1.0%
   36,240     Devon Energy Corporation ............    2,391,840
   19,100     EOG Resources, Inc. .................    1,140,461
                                                     -----------
                                                       3,532,301
                                                     -----------

              PHARMACEUTICALS--3.7%
   52,200     Abbott Laboratories .................    2,127,672
  251,850     Pfizer Inc. .........................    8,633,418
   31,750     Teva Pharmaceutical Industries Ltd.
                ADR# ..............................    2,136,456
                                                     -----------
                                                      12,897,546
                                                     -----------

              SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT--10.0%
  160,800     Advanced Micro Devices, Inc.* .......    2,556,720
  203,600     Altera Corporation* .................    4,523,992
   84,550     Analog Devices, Inc. ................    3,980,614
  420,500     Applied Materials, Inc.* ............    8,250,210
   66,300     Broadcom Corporation Cl. A * ........    3,100,851
  147,300     Linear Technology Corporation .......    5,813,931
   22,600     Maxim Integrated Products, Inc. .....    1,184,692
  254,400     Teradyne, Inc.* .....................    5,774,880
                                                     -----------
                                                      35,185,890
                                                     -----------

THE ALGER AMERICAN FUND
ALGER AMERICAN BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS--JUNE 30, 2004 (UNAUDITED) (CONT'D)



================================================================================

    SHARES    COMMON STOCKS--(CONT'D)                      VALUE
    ------                                                 -----

              SOFTWARE--4.7%
  331,700     Microsoft Corporation ...............  $ 9,473,352
  354,150     Oracle Corporation* .................    4,225,010
  107,850     VERITAS Software Corporation* .......    2,987,445
                                                     -----------
                                                      16,685,807
                                                     -----------

              SPECIALTY RETAIL--.9%
   44,700     Bed Bath & Beyond Inc.* .............    1,718,715
   37,800     Home Depot, Inc. ....................    1,330,560
                                                     -----------
                                                       3,049,275
                                                     -----------

              TEXTILES, APPAREL &
                LUXURY GOODS--.7%
   32,200     NIKE, Inc. Cl. B ....................    2,439,150
                                                     -----------

              TOTAL COMMON STOCKS
                (COST $210,919,424) ...............  229,418,146
                                                     -----------

  PRINCIPAL
   AMOUNT     CORPORATE BONDS--14.2%
  ---------

              AEROSPACE & DEFENSE--.7%
 $ 555,000    Boeing Capital Corp.,
                6.50%, 2/15/12 ....................      598,989
   550,000    Northrop Grumman Corporation,
                7.125%, 2/15/11 ...................      618,897
 1,038,000    United Technologies,
                4.875%, 11/1/06 ...................    1,076,962
                                                     -----------
                                                       2,294,848
                                                     -----------

              AUTOMOTIVE--1.4%
   790,000    DaimlerChrysler N. A. Holding Corp.,
                4.05%, 6/4/08 .....................      775,307
 1,540,000    Ford Motor Credit Company,
                6.50%, 1/25/07 ....................    1,619,070
   875,000    Ford Motor Credit Company,
                7.875%, 6/15/10 ...................      953,190
 1,000,000    General Motors Acceptance Corp.,
                4.50%, 7/15/06 ....................    1,011,152
   507,000    General Motors Acceptance Corp.,
                8.25%, 7/15/23 ....................      532,251
                                                     -----------
                                                       4,890,970
                                                     -----------

              AUTOMOTIVE EQUIPMENT &
                SERVICES--.2%
  600,000     Hertz Corp.,
                4.70%, 10/2/06 ....................      606,853
                                                     -----------

              BEVERAGES--.2%
  825,000     Anheuser-Busch Companies, Inc.,
                7.00%, 12/1/25 ....................      877,640
                                                     -----------

  PRINCIPAL
   AMOUNT                                                 VALUE
  ---------                                               -----

              CAPITAL MARKETS--.8%
$1,000,000    Goldman Sachs Group, Inc.,
                6.60%, 1/15/12 ....................  $ 1,077,692
 1,000,000    Morgan Stanley,
                6.75%, 4/15/11 ....................    1,097,370
   850,000    J.P. Morgan Chase & Co.,
                3.625%, 5/1/08 ....................      841,333
                                                     -----------
                                                       3,016,395
                                                     -----------

              COMMERCIAL BANKS--.5%
   925,000    Associates Corp. of North America,
                6.95%, 11/1/18 ....................    1,025,313
   551,000    US Bancorp National Association,
                Minneapolis, 6.50%, 2/1/08 ........      600,127
                                                     -----------
                                                       1,625,440
                                                     -----------

              COMMUNICATION SERVICES--.6%
 1,925,000    AT&T Wireless Services Inc.,
                7.50%, 5/1/07 .....................    2,112,014
                                                     -----------

              COMPUTERS & PERIPHERALS--.3%
   801,000    International Business Machines Corp.,
                8.375%, 11/1/19 ...................    1,008,599
                                                     -----------

              CONSUMER FINANCE--.3%
 1,000,000    American Express Credit Corp.,
                3.00%, 5/16/08 ....................      963,527
                                                     -----------

              DIVERSIFIED FINANCIAL SERVICES--.5%
   500,000    Block Financial Corp.,
                8.50%, 4/15/07 ....................      561,500
 1,225,000    Household Finance Corp.,
                4.625%, 1/15/08 ...................    1,248,010
                                                     -----------
                                                       1,809,510
                                                     -----------

              DIVERSIFIED TELECOMMUNICATION
                SERVICES--1.0%
 1,110,000    Sprint Capital Corp.,
                6.00%, 1/15/07 ....................    1,163,100
 1,068,000    Verizon New York Inc., Series A,
                6.875%, 4/1/12 ....................    1,146,741
 1,250,000    Verizon Wireless Capital LLC Note,
                5.375%, 12/15/26 ..................    1,303,917
                                                     -----------
                                                       3,613,758
                                                     -----------

              ELECTRIC UTILITIES--1.0%
   660,000    AEP Texas North Company Senior Notes,
                5.50%, 3/1/13 .....................      659,408
 1,500,000    Con Edison Company Of New York,
                5.625%, 7/1/12 ....................    1,554,900
   873,000    Dominion Resources, Inc.,
                5.00%, 3/15/13 ....................      835,416
   500,000    Washington Gas Light Co.,
                6.51%, 8/18/08 ....................      539,639
                                                     -----------
                                                       3,589,363
                                                     -----------

THE ALGER AMERICAN FUND
ALGER AMERICAN BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS--JUNE 30, 2004 (UNAUDITED) (CONT'D)



================================================================================

  PRINCIPAL
   AMOUNT     CORPORATE BONDS--(CONT'D)                    VALUE
  ---------                                                -----

              ENERGY EQUIPMENT & SERVICES--.4%
$1,500,000    Baker Hughes Inc.,
                6.25%, 1/15/09 ....................  $ 1,618,776
                                                     -----------

              FINANCIAL SERVICES--.6%
 2,250,000    Core Investment Grade Bond Trust I 2002,
                4.727%, 11/30/07 ..................    2,298,060
                                                     -----------

              FOOD CHAINS--.2%
   480,000    Fred Meyer, Inc. Senior Notes,
                7.45%, 3/1/08 .....................      533,076
                                                     -----------

              FOOD PRODUCTS--.3%
 1,025,000    Kraft Foods Inc.,
                6.25%, 6/1/12 .....................    1,080,998
                                                     -----------

              FOOD & STAPLES RETAILING--.6%
  1,000,000   Safeway Inc.,
                6.15%, 3/1/06 .....................    1,045,994
  1,000,000   Wal-Mart Stores, Inc.,
                4.55%, 5/1/13 .....................      965,151
                                                     -----------
                                                       2,011,145
                                                     -----------

              INDUSTRIAL CONGLOMERATES--.7%
    870,000   General Electric Company,
                5.00%, 2/1/13 .....................      857,705
    800,000   Tyco International Group SA,
                5.80%, 8/1/06 .....................      834,725
    650,000   Tyco International Group SA,
                6.00%, 11/15/13 ...................      669,401
                                                     -----------
                                                       2,361,831
                                                     -----------

              INSURANCE--.2%
    750,000   Safeco Corporation,
                7.25%, 9/1/12 .....................      844,408
                                                     -----------

              MEDIA--1.1%
    900,000   AOL Time Warner Inc.,
                6.875%, 5/1/12 ....................      974,014
    748,000   Comcast Corporation,
                6.50%, 1/15/15 ....................      776,740
    777,000   Cox Enterprises, Inc.,
                4.375%, 5/1/08 (a) ................      774,911
                                                     -----------
    645,000   Liberty Media Corporation
                Floating Rate Note, 3.02%, 9/17/06       657,113
                                                     -----------
    551,000   News America Inc.,
                6.625%, 1/09/08 ...................      596,341
                                                     -----------
                                                       3,779,119
                                                     -----------

              OIL & GAS--.5%
  1,500,000   Conoco Funding Co.,
                6.35%, 10/15/11 ...................    1,634,482
                                                     -----------

              PAPER PACKAGING & FOREST PRODUCTS--.6%
  1,810,000   Domtar Inc.,
                8.75%, 8/1/06 .....................    1,991,056
                                                     -----------

              PHARMACEUTICALS--.3%
 $1,000,000   Pharmacia Corporation,
                6.50%, 12/1/18 ....................  $ 1,099,049
                                                     -----------

              TELEPHONES--.3%
  1,000,000   Deutsche Telek International Finance,
                B V Gtd Notes,
                8.50%, 6/15/10 ....................    1,169,950
                                                     -----------

              THRIFTS & MORTGAGE FINANCE--.4%
  1,300,000   Washington Mutual, Inc.,
                4.375%, 1/15/08 ...................    1,309,327
                                                     -----------

              UTILITIES--.2%
    914,000   Southern California Edison Co.,
                5.00%, 1/15/14 ....................      890,889
                                                     -----------

              WIRELESS TELECOMMUNICATION
                SERVICES--.3%
  1,000,000   Vodafone Group PLC,
                7.75%, 2/15/10 ....................    1,147,918
                                                     -----------

              TOTAL CORPORATE BONDS
                (COST $49,742,132) ................   50,179,001
                                                     -----------

              U.S.GOVERMENT & AGENCY
                OBLIGATIONS--18.0%
              Federal Farm Credit Banks,
  1,300,000     2.125%, 8/15/05 ...................    1,297,119
  2,000,000     5.87%, 9/2/08 .....................    2,146,038
              Federal Home Loan Banks,
  1,500,000     7.25%, 5/13/05 ....................    1,567,649
  1,000,000     6.375%, 8/15/06 ...................    1,067,257
  1,000,000     6.75%, 8/15/07 ....................    1,093,979
              Federal Home Loan Mortgage Corporation,
  1,189,000     4.25%, 7/15/09 ....................    1,187,510
              Federal National Mortgage Association,
     50,000     7.40%, 7/1/04 .....................       50,000
  1,000,000     7.125%, 2/15/05 ...................    1,032,740
  4,110,000     1.875%, 9/15/05 ...................    4,084,789
  1,740,000     2.30%, 1/20/06 ....................    1,730,200
  1,230,000     3.125%, 7/15/06 ...................    1,232,184
    500,000     6.96%, 4/2/07 .....................      546,473
  1,300,000     6.625%, 10/15/07 ..................    1,418,582
  1,380,000     3.25%, 8/15/08 ....................    1,344,356
  1,515,000     3.25%, 2/15/09 ....................    1,461,178
              Student Loan Marketing Association,
  1,000,000     5.25%, 3/15/06 ....................    1,040,731
              U.S. Treasury Bonds,
  2,123,000     7.25%, 5/15/16 ....................    2,567,255
  4,094,000     7.50%, 11/15/16 ...................    5,048,254
  7,860,000     6.25%, 8/15/23 ....................    8,706,184
  2,749,000     6.875%, 8/15/25 ...................    3,270,024
  6,352,000     6.00%, 2/15/26 ....................    6,846,516
  2,542,000     5.375%, 2/15/31 ...................    2,564,542

THE ALGER AMERICAN FUND
ALGER AMERICAN BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS--JUNE 30, 2004 (UNAUDITED) (CONT'D)



================================================================================

  PRINCIPAL   U.S. GOVERNMENT & AGENCY
   AMOUNT       OBLIGATIONS--(CONT'D)                      VALUE
  ---------                                                -----

              U.S. Treasury Notes,
$6,982,000      1.125%, 6/30/05 ...................  $ 6,920,091
 1,550,000      6.50%, 8/15/05 ....................    1,624,716
   626,000      5.75%, 11/15/05 ...................      654,733
   230,000      4.375%, 5/15/07 ...................      237,799
 1,073,000      3.125%, 9/15/08 ...................    1,053,259
 1,626,000      3.125%, 4/15/09 ...................    1,580,334
                                                     -----------
              TOTAL U.S. GOVERNMENT & AGENCY
                OBLIGATIONS
                (COST $63,835,737) ................   63,374,492
                                                     -----------

  PRINCIPAL
   AMOUNT     SHORT-TERM INVESTMENTS--2.6%                 VALUE
  ---------                                                -----

              U.S. AGENCY OBLIGATIONS
$9,000,000    Federal Home Loan Mortgage Corporation,
                1.16%, 7/1/04
                (COST $9,000,000) ................. $  9,000,000
                                                    ------------

              SECURITIES HELD UNDER
                REPURCHASE AGREEMENTS
              Securities Held Under Repurchase
                Agreements, 1.25%, 7/1/04,
                with Bear Stearns & Co. Inc.,
                dtd 6/30/04, repurchase price $60,306;
                collateralized by U. S. Treasury Bonds
                (par value $50,000 due 4/15/32) ...       60,304
                                                    ------------

              TOTAL SHORT-TERM INVESTMENTS
                (COST $9,060,304) .................    9,060,304
                                                    ------------

TOTAL INVESTMENTS
  (COST $333,557,597) (b) ...............    99.9%   352,031,943
Other Assets in Excess of Liabilities ...      .1        475,549
                                            -----   ------------
NET ASSETS ..............................   100.0%  $352,507,492
                                            =====   ============

--------------------------------------------------------------------------------
  * Non-income producing security.

  # American Depository Receipts.

(a) Pursuant to Securities and Exchange Commission Rule 144A, this security is liquid and may be sold prior to its maturity only to qualified institutional buyers. This security represents .2% of net assets of the Portfolio.

(b) At June 30, 2004, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $334,902,963, amounted to $17,128,980 which consisted of aggregate gross unrealized appreciation of $25,196,069 and aggregate gross unrealized depreciation of $8,067,089.


                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS--JUNE 30, 2004 (UNAUDITED)



================================================================================

   SHARES     COMMON STOCKS--99.0%                         VALUE
   ------                                                  -----

              AEROSPACE & DEFENSE--2.0%
  136,675     L-3 Communications Holdings, Inc. ...  $ 9,129,890
                                                     -----------

              AUTO COMPONENTS--.7%
   79,900     Autoliv, Inc. .......................    3,371,780
                                                     -----------

              BIOTECHNOLOGY--4.0%
  118,500     ImClone Systems Incorporated* .......   10,166,115
  245,000     Millennium Pharmaceuticals, Inc.* ...    3,381,000
   66,700     OSI Pharmaceuticals, Inc.* ..........    4,698,348
                                                     -----------
                                                      18,245,463
                                                     -----------

              BUSINESS SERVICES--1.2%
  190,000     Robert Half International Inc. ......    5,656,300
                                                     -----------

              CAPITAL MARKETS--1.8%
  162,095     Affiliated Managers Group, Inc.* ....    8,164,725
                                                     -----------

              CHEMICALS--3.8%
   59,400     Corporate Executive Board
                Company (The) .....................    3,432,726
  103,300     Gevity HR, Inc. .....................    2,705,427
  280,500     Millennium Chemicals Inc.* ..........    4,858,260
  885,550     Service Corporation International* ..    6,526,503
                                                     -----------
                                                      17,522,916
                                                     -----------

              COMMUNICATION EQUIPMENT--2.7%
  483,150     Avaya Inc.* .........................    7,628,939
  175,000     Comverse Technology, Inc.* ..........    3,489,500
   79,150     Foundry Networks, Inc.* .............    1,113,641
                                                     -----------
                                                      12,232,080
                                                     -----------

              COMMUNICATION TECHNOLOGY--.2%
   51,800     Andrew Corporation* .................    1,036,518
                                                     -----------

              COMPUTERS & PERIPHERALS--2.6%
  341,800     PalmOne, Inc.* ......................   11,884,386
                                                     -----------

              COMPUTER SERVICES--1.0%
  256,350     Akamai Technologies Inc.* ...........    4,601,482
                                                     -----------

              COMPUTER SERVICES & SUPPLIES--.7%
   82,600     First Marblehead Corporation (The) ..    3,325,476
                                                     -----------

              COMPUTER SOFTWARE
   56,550     i2 Technologies, Inc.* ..............       50,329
                                                     -----------

              COMPUTER TECHNOLOGY--.5%
   54,700     Gentex Corp. ........................    2,170,496
                                                     -----------

              ELECTRICAL EQUIPMENT--2.3%
  279,100     Rockwell Automation, Inc. ...........   10,469,041
                                                     -----------

              ELECTRONIC EQUIPMENT &
                INSTRUMENTS--3.0%
  175,150     Thermo Electron Corporation* ........  $ 5,384,111
  308,650     Trimble Navigation Limited* .........    8,577,384
                                                     -----------
                                                      13,961,495
                                                     -----------

              ENERGY EQUIPMENT & SERVICES--2.0%
  185,120     Cooper Cameron Corporation* .........    9,015,344
                                                     -----------

              HEALTH CARE EQUIPMENT &
                SUPPLIES--7.1%
   78,400     C.R. Bard, Inc. .....................    4,441,360
  232,300     Cytyc Corporation* ..................    5,893,451
  114,800     Fisher Scientific
                International Inc.* ...............    6,629,700
   90,200     Given Imaging Ltd.* .................    3,193,982
   89,050     INAMED Corporation* .................    5,596,793
   89,100     Kinetic Concepts, Inc.* .............    4,446,090
   29,000     Varian Medical Systems, Inc.* .......    2,301,150
                                                     -----------
                                                      32,502,526
                                                     -----------

              HEALTH CARE PROVIDERS & SERVICES--3.1%
  195,700     PacifiCare Health Systems, Inc.* ....    7,565,762
   77,300     Quest Diagnostics Incorporated ......    6,566,635
                                                     -----------
                                                      14,132,397
                                                     -----------

              HOTELS, RESTAURANTS & LEISURE--6.8%
   95,700     Cheesecake Factory
                Incorporated (The)* ...............    3,807,903
  143,200     GTECH Holdings Corporation ..........    6,631,592
   84,050     International Speedway Corporation
                Cl. A .............................    4,088,192
  325,900     Multimedia Games, Inc.* .............    8,740,638
  131,700     Royal Caribbean Cruises Ltd. ........    5,717,097
   47,700     Station Casinos, Inc. ...............    2,308,680
                                                     -----------
                                                      31,294,102
                                                     -----------

              HOUSEHOLD DURABLES--1.5%
  187,700     Garmin Ltd. .........................    6,952,408
                                                     -----------

              INFORMATION TECHNOLOGY SERVICES--.7%
   77,900     Alliance Data Systems Corporation* ..    3,291,275
                                                     -----------

              INSURANCE--2.0%
  121,500     MGIC Investment Corporation .........    9,216,990
                                                     -----------

              INTERNET & CATALOG RETAIL--4.3%
  548,850     NetFlix Inc.* .......................   19,731,158
                                                     -----------

              MEDIA--5.8%
  979,450     Gemstar-TV Guide International, Inc.*    4,701,360
   62,700     Meredith Corporation ................    3,445,992
  171,800     Westwood One, Inc.* .................    4,088,840
  526,800     XM Satellite Radio Holdings Inc.
                Cl. A* ............................   14,376,372
                                                     -----------
                                                      26,612,564
                                                     -----------

THE ALGER AMERICAN FUND
ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS--JUNE 30, 2004 (UNAUDITED) (CONT'D)



================================================================================

   SHARES     COMMON STOCKS--(CONT'D)                      VALUE
   ------                                                  -----

              MEDICAL DEVICES--1.2%
  134,300     Advanced Medical Optics, Inc.* ......  $ 5,717,151
                                                     -----------

              OIL & GAS--1.9%
  149,750     EOG Resources, Inc. .................    8,941,572
                                                     -----------

              PHARMACEUTICALS--5.4%
  270,500     Elan Corporation PLC Sponsored
                ADR*# .............................    6,692,170
   80,300     Eyetech Pharmaceuticals Inc.* .......    3,446,476
  240,800     IVAX Corporation* ...................    5,776,792
   38,850     King Pharmaceuticals, Inc.* .........      444,833
  160,850     Sepracor Inc.* ......................    8,508,965
                                                     -----------
                                                      24,869,236
                                                     -----------

              RETAIL--1.4%
   89,900     American Eagle Outfitters, Inc.* ....    2,599,009
  131,800     Finish Line Inc. Cl. A* .............    3,976,406
                                                     -----------
                                                       6,575,415
                                                     -----------

              ROAD & RAIL--1.1%
  121,500     Yellow Roadway Corporation* .........    4,842,990
                                                     -----------

              SEMICONDUCTORS &
                SEMICONDUCTOR EQUIPMENT--12.7%
  379,800     Altera Corporation* .................    8,439,156
  196,450     Broadcom Corporation Cl. A* .........    9,187,966
   70,200     KLA-Tencor Corporation* .............    3,466,476
  303,100     Novellus Systems, Inc.* .............    9,529,464
  506,100     Semiconductor Manufacturing
                International Corporation ADR*# ...    5,430,453
1,020,500     Skyworks Solutions, Inc.* ...........    8,908,965
  583,300     Teradyne, Inc.* .....................   13,240,910
                                                     -----------
                                                      58,203,390
                                                     -----------

              SOFTWARE--5.4%
  265,900     Activision, Inc.* ...................    4,227,810
  180,400     Amdocs Limited* .....................    4,226,772
  337,157     PalmSource, Inc.* ...................    5,778,871
  239,200     PeopleSoft, Inc.* ...................    4,425,200
  197,800     Take-Two Interactive Software, Inc.*     6,060,592
                                                     -----------
                                                      24,719,245
                                                     -----------

SPECIALTY RETAIL--6.7%
   90,600     Bed Bath & Beyond Inc.* .............  $ 3,483,570
   48,500     Chico's FAS, Inc.* ..................    2,190,260
  181,200     Hot Topic, Inc.* ....................    3,712,788
  169,900     Sharper Image Corporation* ..........    5,333,161
  173,900     Tiffany & Co. .......................    6,408,215
  223,900     Tractor Supply Company* .............    9,363,498
                                                     -----------
                                                      30,491,492
                                                     -----------

              TEXTILES, APPAREL &
                LUXURY GOODS--1.8%
  157,250     Fossil, Inc.* .......................    4,285,062
  111,200     Polo Ralph Lauren Corp. Cl. A. ......    3,830,840
                                                     -----------
                                                       8,115,902
                                                     -----------

              WIRELESS TELECOMMUNICATION
                SERVICES--1.6%
  167,500     SpectraSite, Inc.* ..................    7,239,350
                                                     -----------

              TOTAL COMMON STOCKS
                (COST $397,167,015) ...............  454,286,884
                                                    ------------

  PRINCIPAL
   AMOUNT     SHORT-TERM INVESTMENTS--.5%
  ---------

              U.S. AGENCY OBLIGATIONS--.5%
$2,400,000    Federal Home Loan Mortgage Corporation,
                1.16%, 7/1/04
                (COST $2,400,000)                      2,400,000
                                                    ------------

              SECURITIES HELD UNDER
                REPURCHASE AGREEMENTS
              Securities Held Under Repurchase
                Agreements, 1.25%, 7/1/04, with
                Bear Stearns & Co. Inc., dtd 6/30/04
                repurchase price $114,827; collaterized
                by U.S. Treasury Bonds (par value
                $95,000 due 4/15/32) ..............      114,823
                                                    ------------

              TOTAL SHORT-TERM INVESTMENTS
                (COST $2,514,823) .................    2,514,823
                                                    ------------
TOTAL INVESTMENTS
  (COST $399,681,838)(a) ................   99.5%    456,801,707
Other Assets in Excess of Liabilities ...     .5       2,054,735
                                           -----    ------------
NET ASSETS ..............................  100.0%   $458,856,442
                                           =====    ============

--------------------------------------------------------------------------------
  * Non-income producing security.

  # American Depository Receipts.

(a) At June 30,2004, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $400,651,895, amounted to $56,149,812 which consisted of aggregate gross unrealized appreciation of $68,784,208 and aggregate gross unrealized depreciation of $12,634,396.


                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
SCHEDULE OF INVESTMENTS--JUNE 30, 2004 (UNAUDITED)



================================================================================

   SHARES     COMMON STOCKS--93.8%                         VALUE
   ------                                                  -----

              AEROSPACE & DEFENSE--1.0%
   76,900     Lockheed Martin Corporation .........  $ 4,004,952
                                                     -----------

              BIOTECHNOLOGY--8.3%
  148,300     Biogen Idec Inc.* ...................    9,379,975
  148,000     Genentech, Inc.* ....................    8,317,600
   71,500     Invitrogen Corporation* .............    5,147,285
  332,700     Millennium Pharmaceuticals, Inc.* ...    4,591,260
   44,000     OSI Pharmaceuticals, Inc.* ..........    3,099,360
   76,000     Protein Design Labs, Inc.* ..........    1,453,880
  103,100     QLT Inc.* ...........................    2,064,062
                                                     -----------
                                                      34,053,422
                                                     -----------

              COMMERCIAL SERVICES & SUPPLIES--2.6%
   86,400     First Data Corporation ..............    3,846,528
   79,500     First Marblehead Corporation (The) ..    3,200,670
  145,000     Monster Worldwide Inc.* .............    3,729,400
                                                     -----------
                                                      10,776,598
                                                     -----------

              COMMUNICATION EQUIPMENT--5.6%
  262,400     Cisco Systems, Inc.* ................    6,218,880
  618,100     Corning Incorporated* ...............    8,072,386
  171,500     Juniper Networks, Inc.* .............    4,213,755
  122,300     Sierra Wireless Inc.* ...............    4,528,769
                                                     -----------
                                                      23,033,790
                                                     -----------

              COMPUTERS & PERIPHERALS--1.7%
  193,900     PalmOne, Inc.* ......................    6,741,903
                                                     -----------

              COMPUTER SOFTWARE--1.6%
  241,000     Check Point Software
                Technologies LTD. * ...............    6,504,590
                                                     -----------

              COMPUTER TECHNOLOGY--3.1%
   69,100     Gentex Corp. ........................    2,741,888
  145,200     Research in Motion Limited* .........    9,937,488
                                                     -----------
                                                      12,679,376
                                                     -----------

              CONSUMER FINANCE--1.3%
   79,500     Capital One Financial Corporation ...    5,436,210
                                                     -----------

              ELECTRONIC EQUIPMENT &
                INSTRUMENTS--2.4%
  284,400     Celestica Inc.* .....................    5,673,780
  279,200     Symbol Technologies, Inc. ...........    4,115,408
                                                     -----------
                                                       9,789,188
                                                     -----------

              ENERGY EQUIPMENT & SERVICES--1.0%
   64,500     National-Oilwell, Inc.* .............    2,031,105
   36,500     Peabody Energy Corporation ..........    2,043,635
                                                     -----------
                                                       4,074,740
                                                     -----------

              FINANCIAL SERVICES--.6%
   52,500     Piper Jaffray Companies, Inc.* ......  $ 2,374,575
                                                     -----------

              HEALTH CARE EQUIPMENT &
                SUPPLIES--5.3%
  191,190     Boston Scientific Corporation* ......    8,182,932
   57,500     Given Imaging Ltd.* .................    2,036,075
   83,200     Kinetic Concepts, Inc.* .............    4,151,680
   30,900     Varian Medical Systems, Inc.* .......    2,451,915
   57,100     Zimmer Holdings, Inc.* ..............    5,036,220
                                                     -----------
                                                      21,858,822
                                                     -----------

              HEALTH CARE PROVIDERS &
                SERVICES--5.4%
   46,200     Aetna Inc. ..........................    3,927,000
   29,300     AMERIGROUP Corporation* .............    1,441,560
   62,300     Anthem, Inc.* .......................    5,579,588
  103,800     PacifiCare Health Systems, Inc.* ....    4,012,908
   84,500     Quest Diagnostics Incorporated ......    7,178,275
                                                     -----------
                                                      22,139,331
                                                     -----------

              HOTELS, RESTAURANTS & LEISURE--1.5%
   50,600     International Game Technology .......    1,953,160
   93,550     Royal Caribbean Cruises Ltd. ........    4,061,005
                                                     -----------
                                                       6,014,165
                                                     -----------

              INDUSTRIAL CONGLOMERATES--1.0%
  127,500     Tyco International Ltd. .............    4,225,350
                                                     -----------

              INFORMATION TECHNOLOGY SERVICES--.9%
  146,200     Cognizant Technology Solutions
                Corporation Cl. A* ................    3,714,942
                                                     -----------

              INSURANCE--2.6%
   93,300     AFLAC INCORPORATED ..................    3,807,573
   92,400     MGIC Investment Corporation .........    7,009,464
                                                     -----------
                                                      10,817,037
                                                     -----------

              INTERNET & CATALOG RETAIL--6.3%
  182,500     eBay Inc.* ..........................   16,780,875
  172,500     NetFlix Inc.* .......................    6,201,375
  104,500     Priceline.com* ......................    2,814,185
                                                     -----------
                                                      25,796,435
                                                     -----------

              INTERNET SOFTWARE & SERVICES--5.0%
  565,200     Yahoo! Inc.* ........................   20,533,716
                                                     -----------

              MEDIA--5.2%
   61,600     Pixar, Inc.* ........................    4,281,816
  905,800     Sirius Satellite Radio Inc.* ........    2,789,864
  458,500     Time Warner Inc.* ...................    8,060,430
  231,300     XM Satellite Radio Holdings Inc.
                Cl. A* ............................    6,312,177
                                                     -----------
                                                      21,444,287
                                                     -----------

THE ALGER AMERICAN FUND
ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
SCHEDULE OF INVESTMENTS--JUNE 30, 2004 (UNAUDITED) (CONT'D)



================================================================================

    SHARES    COMMON STOCKS--(CONT'D)                      VALUE
    ------                                                 -----

              MEDICAL DEVICES--.8%
   78,800     Advanced Medical Optics, Inc.* ......  $ 3,354,516
                                                     -----------

              OIL & GAS--1.5%
  101,000     EOG Resources, Inc. .................    6,030,710
                                                     -----------

              PHARMACEUTICALS--6.1%
   70,300     Allergan, Inc. ......................    6,293,256
  361,000     Pfizer Inc. .........................   12,375,080
   92,800     Teva Pharmaceutical Industries Ltd.
                ADR# ..............................    6,244,512
                                                     -----------
                                                      24,912,848
                                                     -----------

              SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT--8.0%
  211,000     Applied Materials, Inc.* ............    4,139,820
  294,600     Broadcom Corporation Cl. A* .........   13,778,442
  423,300     Kulicke & Soffa Industries, Inc.* ...    4,639,368
  280,400     National Semiconductor Corporation* .    6,165,996
  133,000     Novellus Systems, Inc. * ............    4,181,520
                                                     -----------
                                                      32,905,146
                                                     -----------

              SPECIALTY RETAIL--3.2%
  133,950     Aeropostale, Inc.* ..................    3,604,595
  104,700     Bed Bath & Beyond Inc.* .............    4,025,715
   58,600     Sharper Image Corporation* ..........    1,839,454
   96,400     Tiffany & Co. .......................    3,552,340
                                                     -----------
                                                      13,022,104
                                                     -----------

              SOFTWARE--9.9%
  251,500     Activision, Inc.* ...................    3,998,850
  457,000     Microsoft Corporation ...............   13,051,920
  562,600     Oracle Corporation* .................    6,711,818
  518,100     Red Hat, Inc.* ......................   11,900,757
  156,400     Take-Two Interactive
                Software, Inc.* ...................    4,792,096
                                                     -----------
                                                      40,455,441
                                                     -----------

              TEXTILES, APPAREL &
                LUXURY GOODS--1.3%
  120,000     Coach, Inc.* ........................    5,422,800
                                                     -----------

              WIRELESS TELECOMMUNICATION
                SERVICES--.6%
   52,900     SpectraSite, Inc.* ..................    2,286,338
                                                     -----------

              TOTAL COMMON STOCKS
                (COST $325,478,873) ...............  384,403,332
                                                     -----------

  PRINCIPAL
   AMOUNT     SHORT-TERM INVESTMENTS--5.7%                 VALUE
  ---------                                                -----


              U.S. AGENCY OBLIGATIONS--5.7%
$23,200,000   Federal Home Loan Mortgage Corporation,
                1.16%, 7/1/04
                (Cost $23,200,000) ................ $ 23,200,000
                                                    ------------

              SECURITIES HELD UNDER REPURCHASE
                AGREEMENTS
              Securities Held Under Repurchase Agreements,
                1.25%, 7/1/04, with Bear Stearns & Co. Inc.,
                dtd 6/30/04, repurchase price $105,775;
                collateralized by U.S. Treasury Bonds
                (par value $85,000 due 4/15/32) ...      105,772
                                                    ------------

              TOTAL SHORT-TERM INVESTMENTS
                (COST $23,305,772) ................   23,305,772
                                                     -----------
TOTAL INVESTMENTS
  (COST $348,784,645)(a) ................   99.5%    407,709,104
Other Assets In Excess of Liabilities ...     .5       2,176,872
                                           -----    ------------
NET ASSETS ..............................  100.0%   $409,885,976
                                           =====    ============

--------------------------------------------------------------------------------
  * Non-income producing security.

  # American Depository Receipts.

(a) At June 30, 2004, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $348,784,645, amounted to $58,924,459 which consisted of aggregate gross unrealized appreciation of $66,721,562 and aggregate gross unrealized depreciation of $7,797,103.


                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
================================================================================


                                                                INCOME FROM INVESTMENT OPERATIONS
                                                                ---------------------------------

                                                                               NET REALIZED
                                                    NET ASSET                      AND                     DIVIDENDS   DISTRIBUTIONS
                                                      VALUE,                    UNREALIZED     TOTAL FROM   FROM NET     FROM NET
                                                    BEGINNING   NET INVESTMENT  GAIN (LOSS)    INVESTMENT  INVESTMENT    REALIZED
                                                    OF PERIOD   INCOME (LOSS)  ON INVESTMENTS  OPERATIONS    INCOME        GAINS
                                                   ----------- --------------- --------------  ----------- ----------  -------------
ALGER AMERICAN GROWTH PORTFOLIO
  CLASS O
  Six months ended 6/30/04(i)(ii) ...........      $   33.29   $  (0.06)       $    1.07       $    1.01    $     --    $     --
  Year ended 12/31/03 .......................          24.63      (0.02)            8.68            8.66          --          --
  Year ended 12/31/02 .......................          36.77      (0.01)          (12.12)         (12.13)      (0.01)         --
  Year ended 12/31/01 .......................          47.27       0.01            (4.88)          (4.87)      (0.10)      (5.53)
  Year ended 12/31/00 .......................          64.38       0.10            (8.75)          (8.65)         --       (8.46)
  Year ended 12/31/99 .......................          53.22      (0.03)           16.66           16.63       (0.08)      (5.39)
  CLASS S
  Six months ended 6/30/04(i)(ii) ...........      $   33.18   $  (0.05)       $    1.02       $    0.97    $     --    $     --
  Year ended 12/31/03 .......................          24.61      (0.05)            8.62            8.57          --          --
  Eight months ended 12/31/02(i)(iii) .......          33.28      (0.01)           (8.66)          (8.67)         --          --

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
  CLASS O
  Six months ended 6/30/04(i)(ii) ...........      $   17.38   $  (0.15)       $    1.59       $    1.44    $     --    $     --
  Year ended 12/31/03 .......................          12.21      (0.15)            5.32            5.17          --          --
  Year ended 12/31/02 .......................          16.55      (0.11)           (4.23)          (4.34)         --          --
  Year ended 12/31/01 .......................          23.49      (0.03)           (6.90)          (6.93)      (0.01)         --
  Year ended 12/31/00 .......................          55.15       0.01(iv)       (12.80)         (12.79)         --      (18.87)
  Year ended 12/31/99 .......................          43.97      (0.12)(iv)       16.98           16.86          --       (5.68)
  CLASS S
  Six months ended 6/30/04(i)(ii) ...........      $   17.31   $  (0.04)       $    1.45       $    1.41    $     --    $     --
  Year ended 12/31/03 .......................          12.19      (0.15)            5.27            5.12          --          --
  Eight months ended 12/31/02(i)(iii) .......          16.02      (0.08)           (3.75)          (3.83)         --          --

ALGER AMERICAN INCOME AND GROWTH PORTFOLIO
  CLASS O
  Six months ended 6/30/04(i)(ii) ...........      $    9.37   $   0.02        $    0.42       $    0.44    $  (0.05)   $     --
  Year ended 12/31/03 .......................           7.24       0.05             2.11            2.16       (0.03)         --
  Year ended 12/31/02 .......................          10.57       0.02            (3.29)          (3.27)      (0.06)         --
  Year ended 12/31/01 .......................          13.26       0.05            (1.86)          (1.81)      (0.05)      (0.83)
  Year ended 12/31/00 .......................          17.58       0.05            (0.44)          (0.39)      (0.01)      (3.92)
  Year ended 12/31/99 .......................          13.12       0.00             5.26            5.26       (0.03)      (0.77)
  CLASS S
  Six months ended 6/30/04(i)(ii) ...........      $    9.41   $   0.01        $    0.41       $    0.42    $  (0.03)   $     --
  Year ended 12/31/03 .......................           7.27       0.03             2.12            2.15       (0.01)         --
  Eight months ended 12/31/02(i)(iii) .......           9.58       0.01            (2.32)          (2.31)         --          --

ALGER AMERICAN BALANCED PORTFOLIO
  CLASS O
  Six months ended 6/30/04(i)(ii) ...........      $   13.16   $   0.08        $    0.12       $    0.20    $  (0.20)   $     --
  Year ended 12/31/03 .......................          11.29       0.19             1.94            2.13       (0.26)         --
  Year ended 12/31/02 .......................          13.08       0.20            (1.79)          (1.59)      (0.20)         --
  Year ended 12/31/01 .......................          13.77       0.18            (0.43)          (0.25)      (0.20)      (0.24)
  Year ended 12/31/00 .......................          15.57       0.20            (0.61)          (0.41)      (0.13)      (1.26)
  Year ended 12/31/99 .......................          12.98       0.15             3.45            3.60       (0.17)      (0.84)
  CLASS S
  Six months ended 6/30/04(i)(ii) ...........      $   13.34   $   0.07        $    0.11       $    0.18    $  (0.19)   $     --
  Year ended 12/31/03 .......................          11.47       0.23             1.90            2.13       (0.26)         --
  Eight months ended 12/31/02(i)(iii) .......          12.50       0.02            (1.05)          (1.03)         --          --


  (i) Ratios have been  annualized;  total return has not been  annualized.
 (ii) Unaudited.
(iii) Commenced operations May 1, 2002.
 (iv) Amount was computed based on average shares outstanding during the period.


                       See Notes to Financial Statements.


                                                                                                RATIOS/SUPPLEMENTAL DATA
                                                                                   -------------------------------------------------
                                                                                                  RATIO OF   RATIO OF NET
                                                                                                 EXPENSES TO  INVESTMENT
                                                               NET ASSET             NET ASSETS,   AVERAGE    INCOME(LOSS) PORTFOLIO
                                                    TOTAL      VALUE, END  TOTAL    END OF PERIOD    NET      TO AVERAGE   TURNOVER
                                                DISTRIBUTIONS  OF PERIOD   RETURN  (000'S OMITTED)  ASSETS    NET ASSETS     RATE
                                                -------------  ----------  ------  -------------- ---------  ------------  ---------
ALGER AMERICAN GROWTH PORTFOLIO
  CLASS O
  Six months ended 6/30/04(i)(ii) ...........    $      --    $   34.30      3.03%    $1,096,330    0.85%        (0.32)%    93.31%
  Year ended 12/31/03 .......................           --        33.29     35.16      1,115,959    0.85         (0.05)    167.53
  Year ended 12/31/02 .......................        (0.01)       24.63    (32.99)       874,914    0.85         (0.01)    238.03
  Year ended 12/31/01 .......................        (5.63)       36.77    (11.81)     1,540,327    0.81          0.03      87.79
  Year ended 12/31/00 .......................        (8.46)       47.27    (14.77)     1,809,937    0.79          0.12     108.27
  Year ended 12/31/99 .......................        (5.47)       64.38     33.74      3,387,526    0.79         (0.03)    135.13
  CLASS S
  Six months ended 6/30/04(i)(ii) ...........    $      --    $   34.15      2.92%    $    5,501    1.10%        (0.54)%    93.31%
  Year ended 12/31/03 .......................           --        33.18     34.82          1,726    1.10         (0.16)    167.53
  Eight months ended 12/31/02(i)(iii) .......           --        24.61    (26.05)            19    1.10         (0.13)    238.03

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
  CLASS O
  Six months ended 6/30/04(i)(ii) ...........    $      --    $   18.82      8.29%    $  479,878    0.96%        (0.71)%    63.79%
  Year ended 12/31/03 .......................           --        17.38     42.34        496,076    0.97         (0.70)    146.69
  Year ended 12/31/02 .......................           --        12.21    (26.22)       376,550    0.97         (0.69)    111.82
  Year ended 12/31/01 .......................        (0.01)       16.55    (29.51)       517,364    0.92         (0.27)    181.80
  Year ended 12/31/00 .......................       (18.87)       23.49    (27.20)       700,370    0.90          0.03     217.69
  Year ended 12/31/99 .......................        (5.68)       55.15     43.42        674,864    0.90         (0.28)    182.25
  CLASS S
  Six months ended 6/30/04(i)(ii) ...........    $      --    $   18.72      8.15%    $   13,338    1.20%        (0.96)%    63.79%
  Year ended 12/31/03 .......................           --        17.31     42.00          4,556    1.23         (1.02)    146.69
  Eight months ended 12/31/02(i)(iii) .......           --        12.19    (23.91)             7    1.20         (0.87)    111.82

ALGER AMERICAN INCOME AND GROWTH PORTFOLIO
  CLASS O
  Six months ended 6/30/04(i)(ii) ...........    $   (0.05)   $    9.76      4.73%    $  101,455    0.76%         0.39%     46.49%
  Year ended 12/31/03 .......................        (0.03)        9.37     29.84        101,255    0.78          0.60     175.67
  Year ended 12/31/02 .......................        (0.06)        7.24    (31.10)        85,066    0.79          0.25     276.12
  Year ended 12/31/01 .......................        (0.88)       10.57    (14.32)       144,006    0.72          0.52     110.04
  Year ended 12/31/00 .......................        (3.93)       13.26     (1.27)       150,783    0.70          0.43     142.43
  Year ended 12/31/99 .......................        (0.80)       17.58     42.45         91,250    0.70          0.03     193.23
  CLASS S
  Six months ended 6/30/04(i)(ii) ...........    $   (0.03)   $    9.80      4.48%    $       11    1.03%         0.12%     46.49%
  Year ended 12/31/03 .......................        (0.01)        9.41     29.63             10    1.01          0.35     175.67
  Eight months ended 12/31/02(i)(iii) .......           --         7.27    (24.11)             7    1.05          0.16     276.12

ALGER AMERICAN BALANCED PORTFOLIO
  CLASS O
  Six months ended 6/30/04(i)(ii) ...........    $   (0.20)   $   13.16      1.56%    $  311,911    0.86%         1.16%     76.29%
  Year ended 12/31/03 .......................        (0.26)       13.16     19.03        308,990    0.87          1.60     135.67
  Year ended 12/31/02 .......................        (0.20)       11.29    (12.29)       254,290    0.87          2.16     188.76
  Year ended 12/31/01 .......................        (0.44)       13.08     (1.93)       224,959    0.85          2.53      62.93
  Year ended 12/31/00 .......................        (1.39)       13.77     (2.76)       115,894    0.88          2.40      63.37
  Year ended 12/31/99 .......................        (1.01)       15.57     29.21         56,327    0.93          1.66     118.74
  CLASS S
  Six months ended 6/30/04(i)(ii) ...........    $   (0.19)   $   13.33      1.38%    $   40,596    1.11%         0.91%     76.29%
  Year ended 12/31/03 .......................        (0.26)       13.34     18.73         28,680    1.11          1.25     135.67
  Eight months ended 12/31/02(i)(iii) .......           --        11.47     (8.24)           494    1.17          1.67     188.76


THE ALGER AMERICAN FUND
FINANCIAL HIGHLIGHTS (CONT'D)

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
================================================================================


                                                                INCOME FROM INVESTMENT OPERATIONS
                                                                ---------------------------------

                                                                                NET REALIZED
                                                    NET ASSET                       AND                     DIVIDENDS  DISTRIBUTIONS
                                                      VALUE,                     UNREALIZED    TOTAL FROM    FROM NET    FROM NET
                                                    BEGINNING   NET INVESTMENT   GAIN (LOSS)   INVESTMENT   INVESTMENT   REALIZED
                                                    OF PERIOD   INCOME (LOSS)  ON INVESTMENTS  OPERATIONS     INCOME       GAINS
                                                   ----------- --------------- --------------  -----------  ---------- -------------
ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
  CLASS O
  Six months ended 6/30/04(i)(ii) ...........      $   18.40   $  (0.05)       $    1.17       $    1.12    $     --      $     --
  Year ended 12/31/03 .......................          12.45      (0.05)            6.00            5.95          --            --
  Year ended 12/31/02 .......................          17.67      (0.10)           (5.12)          (5.22)         --            --
  Year ended 12/31/01 .......................          30.62      (0.09)(iv)       (1.23)          (1.32)         --        (11.63)
  Year ended 12/31/00 .......................          32.23      (0.03)(iv)        2.79            2.76          --         (4.37)
  Year ended 12/31/99 .......................          28.87      (0.05)            8.00            7.95          --         (4.59)
  CLASS S
  Six months ended 6/30/04(i)(ii) ...........      $   18.33   $  (0.08)(iv)   $    1.18       $    1.10    $     --      $     --
  Year ended 12/31/03 .......................          12.43      (0.14)            6.04            5.90          --            --
  Eight months ended 12/31/02(i)(iii) .......          16.69      (0.07)           (4.19)          (4.26)         --            --
ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
  CLASS O
  Six months ended 6/30/04(i)(ii) ...........      $   28.09   $  (0.09)       $    1.77       $    1.68    $     --      $     --
  Year ended 12/31/03 .......................          20.85      (0.07)            7.31            7.24          --            --
  Year ended 12/31/02 .......................          31.55      (0.14)          (10.56)         (10.70)         --            --
  Year ended 12/31/01 .......................          38.80       0.00(iv)        (6.06)          (6.06)         --         (1.19)
  Year ended 12/31/00 .......................          57.97      (0.02)(iv)      (13.77)         (13.79)         --         (5.38)
  Year ended 12/31/99 .......................          34.90      (0.09)           25.93           25.84          --         (2.77)
CLASS S
  Six months ended 6/30/04(i)(ii) ...........      $   27.96   $  (0.08)       $    1.71       $    1.63    $     --      $     --
  Year ended 12/31/03 .......................          20.83      (0.16)            7.29            7.13          --            --
  Eight months ended 12/31/02(i)(iii) .......          28.46      (0.02)           (7.61)          (7.63)         --            --


  (i) Ratios have been  annualized;  total return has not been  annualized.
 (ii) Unaudited.
(iii) Commenced operations May 1, 2002.
 (iv) Amount was computed based on average shares outstanding during the period.


                       See Notes to Financial Statements.


                                                                                                RATIOS/SUPPLEMENTAL DATA
                                                                                   -------------------------------------------------
                                                                                                  RATIO OF   RATIO OF NET
                                                                                                 EXPENSES TO  INVESTMENT
                                                               NET ASSET             NET ASSETS,   AVERAGE    INCOME(LOSS) PORTFOLIO
                                                    TOTAL      VALUE, END  TOTAL    END OF PERIOD    NET      TO AVERAGE   TURNOVER
                                                DISTRIBUTIONS  OF PERIOD   RETURN  (000'S OMITTED)  ASSETS    NET ASSETS     RATE
                                                -------------  ----------  ------  -------------- ---------  ------------  ---------
ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
  CLASS O
  Six months ended 6/30/04(i)(ii) ...........    $       --    $   19.52     6.09%    $457,898       0.91%   (0.66)%         98.59%
  Year ended 12/31/03 .......................            --        18.40    47.79      414,590       0.93    (0.70)         196.43
  Year ended 12/31/02 .......................            --        12.45   (29.54)     240,063       0.93    (0.56)         323.83
  Year ended 12/31/01 .......................        (11.63)       17.67    (6.52)     355,015       0.88    (0.45)         130.11
  Year ended 12/31/00 .......................         (4.37)       30.62     9.18      332,734       0.84    (0.09)         130.85
  Year ended 12/31/99 .......................         (4.59)       32.23    31.85      931,397       0.85    (0.21)         162.30
  CLASS S
  Six months ended 6/30/04(i)(ii) ...........    $       --    $   19.43     6.00%    $    958       1.15%   (0.89)%         98.59%
  Year ended 12/31/03 .......................            --        18.33    47.47           43       1.18    (0.94)         196.43
  Eight months ended 12/31/02(i)(iii) .......            --        12.43   (25.52)           8       1.19    (0.75)         323.83

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
  CLASS O
  Six months ended 6/30/04(i)(ii) ...........    $       --    $   29.77     5.98%    $397,979       0.96%   (0.60)%         72.25%
  Year ended 12/31/03 .......................            --        28.09    34.72      382,289       0.97    (0.36)         161.71
  Year ended 12/31/02 .......................            --        20.85   (33.91)     271,373       0.96    (0.49)         203.05
  Year ended 12/31/01 .......................         (1.19)       31.55   (15.93)     443,209       0.92     0.00          103.03
  Year ended 12/31/00 .......................         (5.38)       38.80   (24.83)     476,517       0.90    (0.03)         132.28
  Year ended 12/31/99 .......................         (2.77)       57.97    78.06      362,500       0.93    (0.49)         155.74
CLASS S
  Six months ended 6/30/04(i)(ii) ...........    $       --    $   29.59     5.83%    $ 11,907       1.20%   (0.86)%         72.25%
  Year ended 12/31/03 .......................            --        27.96    34.23        7,328       1.21    (0.63)         161.71
  Eight months ended 12/31/02(i)(iii) .......            --        20.83   (26.81)         281       1.32    (0.92)         203.05


THE ALGER AMERICAN FUND
STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)


JUNE 30, 2004
================================================================================


                                                                              ALGER
                                                                 ALGER       AMERICAN                     ALGER           ALGER
                                                 ALGER         AMERICAN       INCOME        ALGER        AMERICAN        AMERICAN
                                               AMERICAN          SMALL         AND         AMERICAN       MIDCAP         LEVERAGED
                                                GROWTH      CAPITALIZATION    GROWTH       BALANCED       GROWTH          ALLCAP
                                               PORTFOLIO       PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO       PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
   ASSETS:
     Investments in securities, at value    $1,099,752,003   $493,342,698  $101,602,665  $352,031,943   $456,801,707   $407,709,104
     (identified cost*)--see accompanying
          schedules of investments
     Receivable for investment securities
       sold                                      3,031,610      7,081,100            --       584,973     19,483,327      6,138,819
     Receivable for shares of beneficial
       interest sold                               177,930        230,785        15,073        97,010        429,319        116,183
     Interest and dividends receivable             566,157         41,607        88,022     1,761,535         44,326         14,169
     Prepaid expenses                               56,539         12,243        20,784        10,835         11,652         10,578
------------------------------------------------------------------------------------------------------------------------------------
         Total Assets                        1,103,584,239    500,708,433   101,726,544   354,486,296    476,770,331    413,988,853
------------------------------------------------------------------------------------------------------------------------------------
   LIABILITIES:
     Payable for investment securities
       purchased                                        --      6,815,196            --     1,029,732     17,296,101      3,495,934
     Payable for shares of beneficial
       interest redeemed                           831,167        197,721       175,218       669,108        205,249        236,443
     Accrued investment management fees            667,432        358,829        51,719       213,076        290,369        278,033
     Accrued expenses                              254,712        120,527        33,920        66,888        122,170         92,467
------------------------------------------------------------------------------------------------------------------------------------
         Total Liabilities                       1,753,311      7,492,273       260,857     1,978,804     17,913,889      4,102,877
------------------------------------------------------------------------------------------------------------------------------------
   NET ASSETS                               $1,101,830,928   $493,216,160  $101,465,687  $352,507,492   $458,856,442   $409,885,976
====================================================================================================================================
   NET ASSETS CONSIST OF:
     Paid-in capital                        $1,510,279,360   $693,508,752  $134,822,901  $348,481,231   $419,017,866   $582,627,018
     Undistributed net investment
       income (accumulated loss)                (1,803,940)    (1,850,923)      192,644     1,325,813     (1,454,072)    (1,204,103)
     Undistributed net realized gain
       (accumulated loss)                     (505,284,498)  (264,194,169)  (48,119,888)  (15,773,898)   (15,827,221)  (230,461,398)
     Net unrealized appreciation                98,640,006     65,752,500    14,570,030    18,474,346     57,119,869     58,924,459
------------------------------------------------------------------------------------------------------------------------------------
   NET ASSETS                               $1,101,830,928   $493,216,160  $101,465,687  $352,507,492   $458,856,442   $409,885,976
====================================================================================================================================
   CLASS O
   NET ASSET VALUE PER SHARE                $        34.30   $      18.82  $       9.76  $      13.16   $      19.52   $      29.77
====================================================================================================================================
   CLASS S
   NET ASSET VALUE PER SHARE                $        34.15   $      18.72  $       9.80  $      13.33   $      19.43   $      29.59
====================================================================================================================================
     Shares of beneficial interest
       outstanding--Note 6
   CLASS O                                      31,964,539     25,501,260    10,397,810    23,709,744     23,456,648     13,368,911
====================================================================================================================================
   CLASS S                                         161,085        712,408         1,049     3,046,572         49,311        402,412
====================================================================================================================================
   *Identified cost                         $1,001,111,997   $427,590,198  $ 87,032,635  $333,557,597   $399,681,838   $348,784,645
====================================================================================================================================


                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
STATEMENTS OF OPERATIONS (UNAUDITED)


FOR THE SIX MONTHS ENDED JUNE 30, 2004
================================================================================

                                                                                ALGER
                                                                  ALGER        AMERICAN                       ALGER         ALGER
                                                  ALGER         AMERICAN        INCOME         ALGER         AMERICAN      AMERICAN
                                                 AMERICAN         SMALL          AND          AMERICAN        MIDCAP       LEVERAGED
                                                  GROWTH      CAPITALIZATION    GROWTH        BALANCED        GROWTH        ALLCAP
                                                 PORTFOLIO       PORTFOLIO     PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
     Income:
       Interest                                 $     58,419   $    163,905   $    18,466   $  2,943,481   $    65,908  $    71,124
       Dividends                                   2,870,232        479,309       560,783        538,847       484,048      631,553
------------------------------------------------------------------------------------------------------------------------------------
         Total Income                              2,928,651        643,214       579,249      3,482,328       549,956      702,677
------------------------------------------------------------------------------------------------------------------------------------
     Expenses:
       Management fees--Note 3(a)                  4,158,556      2,206,059       315,441      1,294,478     1,755,810    1,685,427
       Custodian fees                                133,630         71,986        20,940         60,174        71,982       53,674
       Transfer agent fees                           277,237        129,768        25,235         86,299       109,738       99,143
       Professional fees                              31,077         13,457         5,822          9,575        11,195       11,085
       Trustees' fees                                  1,302          1,302         1,302          1,302         1,302        1,302
       Miscellaneous                                 130,789         71,565        15,571         68,975        54,001       56,149
------------------------------------------------------------------------------------------------------------------------------------
         Total Expenses                            4,732,591      2,494,137       384,311      1,520,803     2,004,028    1,906,780
------------------------------------------------------------------------------------------------------------------------------------
   Net Investment Income (Loss)                   (1,803,940)    (1,850,923)      194,938      1,961,525    (1,454,072)  (1,204,103)
------------------------------------------------------------------------------------------------------------------------------------
   REALIZED AND UNREALIZED
     GAIN ON INVESTMENTS
       Net realized gain on investments          119,515,423     56,239,850     6,124,560     18,438,513    28,891,776   19,595,804
       Net change in unrealized appreciation
         (depreciation) on investments           (84,798,157)   (14,216,788)   (1,668,341)   (15,431,233)   (2,370,017)   4,421,691
------------------------------------------------------------------------------------------------------------------------------------
       Net realized and unrealized gain
         on investments                           34,717,266     42,023,062     4,456,219      3,007,280    26,521,759   24,017,495
------------------------------------------------------------------------------------------------------------------------------------
   NET INCREASE IN
     NET ASSETS RESULTING
     FROM OPERATIONS                            $ 32,913,326   $ 40,172,139   $ 4,651,157   $  4,968,805   $25,067,687  $22,813,392
====================================================================================================================================


                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

FOR THE SIX MONTHS ENDED JUNE 30, 2004
================================================================================


                                                               ALGER          ALGER                       ALGER          ALGER
                                               ALGER          AMERICAN      AMERICAN       ALGER         AMERICAN       AMERICAN
                                              AMERICAN         SMALL       INCOME AND     AMERICAN        MIDCAP        LEVERAGED
                                               GROWTH      CAPITALIZATION    GROWTH       BALANCED        GROWTH         ALLCAP
                                              PORTFOLIO       PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO      PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income (loss)            $   (1,803,940) $ (1,850,923)  $    194,938  $  1,961,525    $ (1,454,072)  $ (1,204,103)
   Net realized gain on investments           119,515,423    56,239,850      6,124,560    18,438,513      28,891,776     19,595,804
   Net change in unrealized appreciation
     (depreciation) on investments            (84,798,157)  (14,216,788)    (1,668,341)  (15,431,233)     (2,370,017)     4,421,691
------------------------------------------------------------------------------------------------------------------------------------
   Net increase in net assets
     resulting from operations                 32,913,326    40,172,139      4,651,157     4,968,805      25,067,687     22,813,392
------------------------------------------------------------------------------------------------------------------------------------
   Dividends to shareholders from:
     Net investment income
     Class O                                           --            --       (528,379)   (4,594,189)             --             --
     Class S                                           --            --            (32)     (515,970)             --             --
------------------------------------------------------------------------------------------------------------------------------------
       Total dividends to shareholders                 --            --       (528,411)   (5,110,159)             --             --
------------------------------------------------------------------------------------------------------------------------------------
   Increase (decrease) from shares of
     beneficial interest transactions:
     Class O                                  (52,446,423)  (55,824,059)    (3,922,060)    2,976,167      18,270,703     (6,590,133)
     Class S                                    3,679,426     8,235,860             31    12,003,010         884,654      4,046,023
------------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) from
     shares of beneficial interest
     transactions--Note 6                     (48,766,997)  (47,588,199)    (3,922,029)   14,979,177      19,155,357     (2,544,110)
------------------------------------------------------------------------------------------------------------------------------------
       Total increase (decrease)              (15,853,671)   (7,416,060)       200,717    14,837,823      44,223,044     20,269,282
   Net Assets
     Beginning of period                    1,117,684,599   500,632,220    101,264,970   337,669,669     414,633,398    389,616,694
------------------------------------------------------------------------------------------------------------------------------------
     End of period                         $1,101,830,928  $493,216,160   $101,465,687  $352,507,492    $458,856,442   $409,885,976
====================================================================================================================================
     Undistributed net investment income
       (accumulated loss)                  $   (1,803,940) $ (1,850,923)  $    192,644  $  1,325,813    $ (1,454,072)  $ (1,204,103)
====================================================================================================================================


THE ALGER AMERICAN FUND
STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2003
================================================================================


                                                               ALGER         ALGER                        ALGER           ALGER
                                               ALGER          AMERICAN      AMERICAN       ALGER         AMERICAN        AMERICAN
                                              AMERICAN         SMALL       INCOME AND     AMERICAN        MIDCAP         LEVERAGED
                                               GROWTH      CAPITALIZATION    GROWTH       BALANCED        GROWTH          ALLCAP
                                              PORTFOLIO       PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO       PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income (loss)            $     (478,464) $ (3,044,123)  $    536,300  $  4,593,192    $ (2,170,959)  $ (1,172,886)
   Net realized gain on investments           110,457,822    73,781,136      3,367,563    17,967,071      59,791,618     30,410,378
   Net change in unrealized appreciation
     (depreciation) on investments            183,927,905    84,549,460     19,787,582    28,325,706      62,850,079     65,817,117
------------------------------------------------------------------------------------------------------------------------------------
   Net increase in net assets resulting
     from operations                          293,907,263   155,286,473     23,691,445    50,885,969     120,470,738     95,054,609
------------------------------------------------------------------------------------------------------------------------------------
   Dividends to shareholders from:
     Net investment income
     Class O                                           --            --       (286,215)   (5,765,586)             --             --
     Class S                                           --            --            (13)     (156,618)             --             --
------------------------------------------------------------------------------------------------------------------------------------
   Total dividends to shareholders                     --            --       (286,228)   (5,922,204)             --             --
------------------------------------------------------------------------------------------------------------------------------------
   Increase (decrease) from shares of
     beneficial interest transactions:
     Class O                                  (52,756,911)  (35,482,979)    (7,213,575)   11,701,375      54,062,869     16,562,284
     Class S                                    1,601,736     4,271,273             13    26,220,988          28,920      6,346,039
------------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) from
     shares of beneficial interest
     transactions--Note 6                     (51,155,175)  (31,211,706)    (7,213,562)   37,922,363      54,091,789     22,908,323
------------------------------------------------------------------------------------------------------------------------------------
       Total increase                         242,752,088   124,074,767     16,191,655    82,886,128     174,562,527    117,962,932
   Net Assets
     Beginning of year                        874,932,511   376,557,453     85,073,315   254,783,541     240,070,871    271,653,762
------------------------------------------------------------------------------------------------------------------------------------
     End of year                           $1,117,684,599  $500,632,220   $101,264,970  $337,669,669    $414,633,398   $389,616,694
====================================================================================================================================
     Undistributed net investment income
       (accumulated loss)                  $           --  $         --   $    526,117  $  4,474,447    $         --   $         --
====================================================================================================================================

                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


JUNE 30, 2004
================================================================================

NOTE 1--GENERAL:

The Alger  American  Fund (the  "Fund") is a  diversified,  open-end  registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Fund operates as a series company currently issuing six series of shares of beneficial interest: American Growth Portfolio, American Small Capitalization Portfolio, American Income and Growth Portfolio, American Balanced Portfolio, American MidCap Growth Portfolio and American Leveraged AllCap Portfolio (collectively the "Portfolios"). The American Growth Portfolio, American Small Capitalization Portfolio, American MidCap Growth Portfolio and American Leveraged AllCap Portfolio invest primarily in equity securities and each has an investment objective of long-term capital appreciation. The American Income and Growth Portfolio's primary investment objective is to provide a high level of dividend income by investing primarily in dividend-paying equity securities; capital appreciation is a secondary objective. The American Balanced Portfolio's investment objectives are current income and long-term capital appreciation which it seeks to achieve through investing in equity and fixed income securities. Shares of the Portfolios are available and are being marketed exclusively as a pooled funding vehicle for qualified retirement plans and for life insurance companies writing all types of variable annuity contracts and variable life insurance policies.

Each Portfolio offers Class O and Class S shares. Each class has identical rights to assets and earnings except that only Class S shares have a plan of distribution and bear the related expenses.


NOTE 2--SIGNIFICANT ACCOUNTING POLICIES:

(a) INVESTMENT VALUATION: Investments of the Portfolios are valued on each day the New York Stock Exchange (the "NYSE") is open as of the close of the NYSE (normally 4:00 p.m. Eastern time). Listed securities for which such information is regularly reported are valued at the last reported sales price or, in the absence of reported sales, at the mean between the bid and asked price or, in the absence of a recent bid or asked price, the equivalent as obtained from one or more of the major market makers for the securities to be valued. Securities included within the Nasdaq market are valued at the Nasdaq official closing price ("NOCP") on the day of valuation, or if there is no NOCP issued, at the last sale price on such day. Securities included within the Nasdaq market for which there is no NOCP and no last sale price on the day of valuation are valued at the mean between the last bid and asked prices on such day.

Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees.

Securities having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

(b) SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are recorded on a trade date basis. Resulting receivables and payables are carried at amounts which approximate fair value. Realized gains and losses from security transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis.

Premiums and discounts on debt securities purchased are amortized or accreted over the lives of the respective securities.

(c) REPURCHASE AGREEMENTS: The Portfolios enter into repurchase agreements with approved institutions. The repurchase agreements are collateralized by U.S. Government securities, which are either received and held in physical possession by the custodian or received by such custodian in book-entry form through the Federal Reserve book-entry system. The collateral is valued on a daily basis during the term of the agreement to ensure that its value equals or exceeds the agreed-upon repurchase price to be repaid to the Portfolio. Additional collateral is obtained when necessary.

(d) LENDING OF PORTFOLIO SECURITIES: The Portfolios lend their securities to financial institutions, provided that the market value of the securities loaned will not at any time exceed one third of the Portfolio's total assets, as defined. The Portfolios earn fees on the securities loaned, which are included in interest income in the accompanying Statements of Operations. In order to protect against the risk of failure by the borrower to return the securities loaned or any delay in the delivery of such securities, the loan is collateralized by cash, letters of credit or U.S. Government securities that are maintained in an amount equal to at least 100 percent of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Portfolios and any required additional collateral is delivered to the Portfolios on the next business day.

(e) DIVIDENDS TO SHAREHOLDERS: Dividends payable to shareholders are recorded by the Fund on the ex-dividend date.

Dividends from net investment income are declared and paid annually.

With respect to all Portfolios, dividends from net realized gains, offset by any loss carryforward, are declared and paid annually after the end of the fiscal year in which earned.

Each class is treated separately in determining the amounts of dividends of net investment income and capital gains payable to holders of its shares.

The characterization of dividends to shareholders for financial reporting purposes is determined in accordance with federal income

THE ALGER AMERICAN FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONT'D)


JUNE 30, 2004
================================================================================

tax rules. Therefore, the source of the Portfolios' distributions may be shown in the accompanying financial statements as either from, or in excess of, net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

At December 31, 2003, the American Growth Portfolio, American Small Capitalization Portfolio, American Income and Growth Portfolio, American Balanced Portfolio, American MidCap Growth Portfolio and American Leveraged AllCap Portfolio reclassified $478,464, $3,044,123, $0, $135,895, $2,170,959 and
$1,172,886, respectively, from undistributed net investment income (accumulated loss) and $0, $0, $0, $135,895, $0 and $0, respectively, from undistributed net realized gain (accumulated loss) to paid-in capital. Reclassifications result primarily from the difference in tax treatment of net operating losses. The reclassifications had no impact on the net asset values of the Portfolios and are designed to present the Portfolios' capital accounts on a tax basis.

(f) FEDERAL INCOME TAXES: It is the Portfolios' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of the taxable income, including net realized capital gains, of each Portfolio to its respective shareholders. Therefore, no federal income tax provision is required. Each Portfolio is treated as a separate entity for the purpose of determining such compliance. At December 31, 2003, the net capital loss carryforwards of the American Growth Portfolio, American Small Capitalization Portfolio, American Income and Growth Portfolio, American Balanced Portfolio, American MidCap Growth Portfolio and American Leveraged AllCap Portfolio, which may be used to offset future net realized gains, were $618,262,935, $319,882,332, $53,188,331, $32,867,045, $43,748,939
and $250,057,203, respectively, and expire between 2009 and 2011.

(g) ALLOCATION METHODS: The Fund accounts separately for the assets, liabilities and operations of each portfolio. Expenses directly attributable to each portfolio are charged to that portfolio's operations; expenses which are applicable to all portfolios are allocated among them based on net assets. Income, realized and unrealized gains and losses, and expenses of each portfolio are allocated among the portfolio's classes based on relative net assets, with the exception of distribution fees, which are only applicable to Class S shares.

(h) INDEMNIFICATION: The Fund enters into contracts that contain a variety of indemnification provisions. The Fund's maximum exposure under these arrangements is unknown. The Fund does not anticipate recognizing any loss related to these arrangements.

(i) OTHER: These financial statements have been prepared using estimates and assumptions that affect the reported amounts therein. Actual results may differ from those estimates.

NOTE 3--INVESTMENT MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES:

(a) INVESTMENT MANAGEMENT FEES: Fees incurred by each Portfolio, pursuant to the provisions of its Investment Management Agreement (the "Agreement") with Fred Alger Management, Inc. ("Alger Management"), are payable monthly and computed based on the average daily net assets of each Portfolio at the following annual rates:

American Growth Portfolio ............................................     .750%
American Small Capitalization Portfolio ..............................     .850
American Income and Growth Portfolio .................................     .625
American Balanced Portfolio ..........................................     .750
American MidCap Growth Portfolio .....................................     .800
American Leveraged AllCap Portfolio ..................................     .850

Each Agreement further provides that if in any fiscal year the aggregate expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, of the American Growth Portfolio exceed 1.50%; the American Small Capitalization Portfolio exceed 1.50%; the American Income and Growth Portfolio exceed 1.25%; the American Balanced Portfolio exceed 1.25%; the American MidCap Growth Portfolio exceed 1.50% and the American Leveraged AllCap Portfolio exceed 1.50% of the average daily net assets of the applicable Portfolio, Alger Management will reimburse that Portfolio for the excess expenses.

(b) DISTRIBUTION FEES: Class S shares--The Fund has adopted a Distribution Plan pursuant to which Class S shares of each Portfolio pay Fred Alger & Company, Incorporated, the Fund's distributor (the "Distributor"), a fee at the annual rate of .25% of the respective average daily net assets of the Class S shares of the designated Portfolio to compensate the Distributor for its activities and expenses incurred in distributing the Class S shares. The fees paid may be more or less than the expenses incurred by the Distributor.

(c) BROKERAGE COMMISSIONS: During the six months ended June 30, 2004, the American Growth Portfolio, American Small Capitalization Portfolio, American Income and Growth Portfolio, American Balanced Portfolio, American MidCap Growth Portfolio and American Leveraged AllCap Portfolio paid the Distributor $1,729,790, $347,803, $80,371, $322,128, $673,492 and $446,973, respectively, in connection with securities transactions.

(d) TRANSFER AGENCY FEES: The Fund has entered into a transfer agency agreement with Alger Shareholder Services, Inc. ("Services"), an affiliate of Alger Management, whereby Services will act as transfer agent for the Fund.

THE ALGER AMERICAN FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONT'D)


JUNE 30, 2004
================================================================================

(e) OTHER: Certain trustees and officers of the Fund are directors and officers of Alger Management, the Distributor and Services.


NOTE 4--SECURITIES TRANSACTIONS:

Purchases and sales of securities, other than short-term securities, for the six months ended June 30, 2004, were as follows:

                                               PURCHASES          SALES
                                               ---------         ------
American Growth Portfolio .............    $1,030,913,827   $1,086,042,468
American Small Capitalization
  Portfolio ...........................       310,341,310      338,030,731
American Income and Growth
  Portfolio ...........................        45,565,736       49,271,515
American Balanced Portfolio ...........       267,604,708      257,828,667
American MidCap Growth
  Portfolio ...........................       444,709,905      424,838,813
American Leveraged AllCap
  Portfolio ...........................       276,386,636      291,232,585

NOTE 5--LINE OF CREDIT:

The American Leveraged AllCap Portfolio has a line of credit with its custodian bank whereby it may borrow up to one-third of the value of its assets, as defined, up to a maximum of $25,000,000. Such borrowings have a variable interest rate and are payable on demand. To the extent American Leveraged AllCap Portfolio borrows under this line, it must pledge securities with a total value of at least twice the amount borrowed. For the six months ended June 30, 2004, the Portfolio had borrowings which averaged $468,043 at a weighted average interest rate of 2.25%.


NOTE 6--SHARE CAPITAL:

The Fund has an unlimited number of authorized shares of beneficial interest of $.001 par value which are divided into six series. Each series is divided into two separate classes.

During the six months ended June 30, 2004, transactions of shares of beneficial interest were as follows:

                                        SHARES         AMOUNT
                                        ------         ------
American Growth
   Portfolio:
     Class O:
       Shares sold ...............     1,292,692   $  43,917,893
       Shares redeemed ...........    (2,855,404)    (96,364,316)
                                    ------------   -------------
       Net decrease ..............    (1,562,712)  $ (52,446,423)
                                    ============   =============
     Class S:
       Shares sold ...............       115,792   $   3,898,017
       Shares redeemed ...........        (6,716)       (218,591)
                                    ------------   -------------
       Net increase ..............       109,076   $   3,679,426
                                    ============   =============

                                        SHARES         AMOUNT
                                        ------         ------
American Small Capitalization
   Portfolio:
     Class O:
       Shares sold ...............     3,170,247   $  58,444,764
       Shares redeemed ...........    (6,213,930)   (114,268,823)
                                    ------------   -------------
       Net decrease ..............    (3,043,683)  $ (55,824,059)
                                    ============   =============
     Class S:
       Shares sold ...............       459,517   $   8,424,646
       Shares redeemed ...........       (10,267)       (188,786)
                                    ------------   -------------
       Net increase ..............       449,250   $   8,235,860
                                    ============   =============

American Income and Growth
   Portfolio:
     Class O:
       Shares sold ...............       504,288   $   4,800,576
       Dividends reinvested ......        57,936         528,379
       Shares redeemed ...........      (968,197)     (9,251,015)
                                    ------------   -------------
       Net decrease ..............      (405,973)  $  (3,922,060)
                                    ============   =============
     Class S:
       Dividends reinvested ......             4   $          31
                                    ============   =============

                                        SHARES         AMOUNT
                                        ------         ------
American Balanced
   Portfolio:
     Class O:
       Shares sold ...............     1,243,879   $  16,545,513
       Dividends reinvested ......       364,618       4,594,189
       Shares redeemed ...........    (1,370,011)    (18,163,535)
                                    ------------   -------------
       Net increase ..............       238,486   $   2,976,167
                                    ============   =============
     Class S:
       Shares sold ...............       973,760   $  13,055,910
       Dividends reinvested ......        40,405         515,970
       Shares redeemed ...........      (117,814)     (1,568,870)
                                      ----------   -------------
       Net increase                      896,351   $  12,003,010
                                    ============   =============

                                        SHARES         AMOUNT
                                        ------         ------
American MidCap Growth
   Portfolio:
     Class O:
       Shares sold ...............     3,192,742   $  61,283,907
       Shares redeemed ...........    (2,264,899)    (43,013,204)
                                    ------------   -------------
       Net increase ..............       927,843   $  18,270,703
                                    ============   =============
     Class S:
       Shares sold ...............        62,349   $   1,170,192
       Shares redeemed ...........       (15,373)       (285,538)
                                    ------------   -------------
       Net increase ..............        46,976   $     884,654
                                    ============   =============

                                        SHARES         AMOUNT
                                        ------         ------
American Leveraged AllCap
   Portfolio:
     Class O:
       Shares sold ...............     1,141,080   $  33,127,473
       Shares redeemed ...........    (1,381,663)    (39,717,606)
                                    ------------   -------------
       Net decrease ..............      (240,583)  $  (6,590,133)
                                    ============   =============
     Class S:
       Shares sold ...............       151,404   $   4,363,287
       Shares redeemed ...........       (11,139)       (317,264)
                                    ------------   -------------
       Net increase ..............       140,265   $   4,046,023
                                    ============   =============

THE ALGER AMERICAN FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONT'D)


JUNE 30, 2004
================================================================================

During the year ended December 31, 2003, transactions of shares of beneficial interest were as follows:
                                        SHARES         AMOUNT
                                        ------         ------
American Growth
   Portfolio:
     Class O:
       Shares sold ...............     9,023,969  $  245,776,153
       Shares redeemed ...........   (11,019,828)   (298,533,064)
                                    ------------  --------------
       Net decrease ..............    (1,995,859) $  (52,756,911)
                                    ============  ==============
     Class S:
       Shares sold ...............        53,037  $    1,658,228
       Shares redeemed ...........        (1,808)        (56,492)
                                    ------------  --------------
       Net increase ..............        51,229  $    1,601,736
                                    ============  ==============

                                        SHARES         AMOUNT
                                        ------         ------
American Small Capitalization
   Portfolio:
     Class O:
       Shares sold ...............   225,793,954  $2,976,995,229
       Shares redeemed ...........  (228,086,510) (3,012,478,208)
                                    ------------  --------------
       Net decrease ..............    (2,292,556) $  (35,482,979)
                                    ============  ==============
     Class S:
       Shares sold ...............       264,191  $    4,298,380
       Shares redeemed ...........        (1,657)        (27,107)
                                    ------------  --------------
       Net increase ..............       262,534  $    4,271,273
                                    ============  ==============

                                        SHARES         AMOUNT
                                        ------         ------
American Income and Growth
   Portfolio:
     Class O:
       Shares sold ...............     1,925,816   $  15,720,797
       Dividends reinvested ......        35,599         286,215
       Shares redeemed ...........    (2,913,841)    (23,220,587)
                                    ------------   -------------
       Net decrease ..............      (952,426)  $  (7,213,575)
                                    ============   =============
     Class S:
       Dividends reinvested ......             1   $          13
                                    ============   =============

                                        SHARES         AMOUNT
                                        ------         ------
American Balanced
   Portfolio:
     Class O:
       Shares sold ...............     3,145,502   $  38,141,693
       Dividends reinvested ......       474,925       5,765,586
       Shares redeemed ...........    (2,674,121)    (32,205,904)
                                    ------------   -------------
       Net increase ..............       946,306   $  11,701,375
                                    ============   =============
     Class S:
       Shares sold ...............     2,170,538   $  27,030,327
       Dividends reinvested ......        12,712         156,618
       Shares redeemed ...........       (76,071)       (965,957)
                                    ------------   -------------
       Net increase ..............     2,107,179   $  26,220,988
                                    ============   =============

                                        SHARES         AMOUNT
                                        ------         ------
American MidCap Growth
   Portfolio:
     Class O:
       Shares sold ...............    51,965,566   $ 766,692,860
       Shares redeemed ...........   (48,713,062)   (712,629,991)
                                    ------------   -------------
       Net increase ..............     3,252,504   $  54,062,869
                                    ============   =============
     Class S:
       Shares sold ...............         1,738   $      29,057
       Shares redeemed ...........            (8)           (137)
                                    ------------ ---------------
       Net increase ..............         1,730   $      28,920
                                    ============   =============

                                        SHARES         AMOUNT
                                        ------         ------
American Leveraged AllCap
   Portfolio:
     Class O:
       Shares sold ...............     3,780,537   $  92,613,034
       Shares redeemed ...........    (3,183,882)    (76,050,750)
                                    ------------   -------------
       Net increase ..............       596,655   $  16,562,284
                                    ============   =============
     Class S:
       Shares sold ...............       261,088   $   6,645,894
       Shares redeemed ...........       (12,407)       (299,855)
                                    ------------   -------------
       Net increase ..............       248,681   $   6,346,039
                                    ============   =============

NOTE 7--TAX CHARACTER OF DISTRIBUTIONS TO SHAREHOLDERS:

Distributions paid by the Portfolios during the six months ended June 30, 2004, and the year ended December 31, 2003, consisted entirely of ordinary income.

As of December 31, 2003, the components of distributable earnings on a tax basis were as follows:


American Growth Portfolio:
   Undistributed ordinary income ........................                     --
   Undistributed long-term gain .........................                     --
   Capital and other losses .............................           $618,262,935
   Unrealized appreciation
     (depreciation) .....................................            176,901,177
American Small Capitalization Portfolio:
   Undistributed ordinary income ........................                     --
   Undistributed long-term gain .........................                     --
   Capital and other losses .............................           $319,882,332
   Unrealized appreciation
     (depreciation) .....................................             79,417,597
American Income and Growth Portfolio:
   Undistributed ordinary income ........................           $    526,117
   Undistributed long-term gain .........................                     --
   Capital and other losses .............................             53,188,331
   Unrealized appreciation
     (depreciation) .....................................             15,182,255
American Balanced Portfolio:
   Undistributed ordinary income ........................           $  5,099,694
   Undistributed long-term gain .........................                     --
   Capital and other losses .............................             32,867,045
   Unrealized appreciation
     (depreciation) .....................................             31,935,050
American MidCap Growth Portfolio:
   Undistributed ordinary income ........................                     --
   Undistributed long-term gain .........................                     --
   Capital and other losses .............................           $ 43,748,939
   Unrealized appreciation
     (depreciation) .....................................             58,519,829

THE ALGER AMERICAN FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONT'D)


JUNE 30, 2004
================================================================================

American Leveraged AllCap Portfolio:
   Undistributed ordinary income .......................                      --
   Undistributed long-term gain ........................                      --
   Capital and other losses ............................            $250,057,203
   Unrealized appreciation
     (depreciation) ....................................              54,502,768

The  difference  between  book-basis  and  tax-basis   unrealized   appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.


NOTE 8--REGULATORY MATTERS:

The Office of the New York State Attorney General, the Attorney General of West Virginia, the Massachusetts Securities Division of the Office of the Secretary of the Commonwealth, and the United States Securities and Exchange Commission ("SEC") have contacted Alger Management in connection with their investigation of practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. In response to these inquiries, Alger Management and its counsel have been investigating certain shareholder trading practices, both in the Fund and in other mutual funds that it manages. Alger Management has assured the board that if it is determined that improper trading practices in the Fund detrimentally affected its performance, Alger Management will make appropriate restitution. At the present time, Alger Management is unable to estimate the impact, if any, that the outcome of these investigations may have on the Fund's results of operations or financial condition.

On October 16, 2003, the SEC commenced and settled a civil proceeding against a former vice chairman of Alger Management's immediate parent, in connection with alleged market timing arrangements with certain investors in The Alger Fund. That settlement specifically provided: "The findings herein are made pursuant to [the former vice chairman's settlement] Offer and are not binding on any other person or entity in this or any other proceeding." Neither Alger Management nor any of the funds it manages was a party to this proceeding.

On October 31, 2003, Peter D. DeMayo, as Custodian for James Liam DeMayo, identifying himself as a shareholder of Spectra Fund, filed a purported class action lawsuit against Alger Management, The Alger Fund, Spectra Fund, various portfolios of The Alger Fund, the former vice chairman and Veras Management Partners, LLP in the United States District Court for the Southern District of New York, and served the complaint in the lawsuit on Alger Management and the fund defendants on November 10, 2003. The suit, based primarily upon the SEC settlement with the former vice chairman, alleges, among other things, that the fund defendants made false and misleading statements in their prospectuses in violation of Section 11 of the Securities Act of 1933, that other defendants violated the "control person" provisions of Section 15 of the Securities Act and
Section 20(a) of the Securities Exchange Act of 1934, that all defendants committed fraud in violation of Section 10(b) of the Securities Exchange Act and Rule 10b-5 thereunder, and that Alger Management breached a fiduciary duty to plaintiffs. The suit seeks, among other things, compensatory damages, recovery of advisory fees paid to Alger Management, and payment of the plaintiff's counsel and expert fees.

Other related class actions have been commenced making substantially similar allegations on behalf of the same putative class. All these related class actions have been consolidated in accordance with the provisions of the Private Securities Litigation Reform Act. Among these related class actions is one entitled Garfield v. Fred Alger Management Inc., et al., originally brought in the U.S. District Court for the Southern District of New York, in which "Alger American Growth" is named as a defendant.

On November 25, 2003, plaintiff, Michael Bernstein, as custodian for Judith Bernstein, commenced an action derivatively on behalf of "the Alger Funds" against Alger Management, a former vice chairman of its parent and Veras Management Partners, LLP in the U.S. District Court for the Eastern District of New York. In this shareholder derivative action, plaintiff seeks to recover monies on behalf of "the Alger Funds" for the purportedly wrongful conduct of defendants, including an alleged violation of Section 36 of the Investment Company Act by Alger Management and the former vice chairman and an alleged breach of fiduciary duty by Alger Management and the former vice chairman.

Alger Management does not believe that the foregoing lawsuits, all of which have been transferred to the District of Maryland, will materially affect its ability to perform its management contracts with any of the funds that it manages, and the management of the Fund believes that it will not be materially adversely affected by the pending lawsuits.


PROXY VOTING POLICIES:

A description of the policies and procedures the Fund uses to determine how to vote proxies related to portfolio securities is available, without charge, by calling (800) 922-3863.

ITEM 2.  CODE OF ETHICS.
(a) Not applicable

(b) Not applicable

(c) Not applicable

(d) Not applicable

(e) Not applicable

(f) Not applicable

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable

ITEM 6. SCHEDULE OF INVESTMENTS
Not applicable

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED END MANAGEMENT INVESTMENT COMPANIES.
Not applicable

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
The independent Trustees are responsible for identifying and nominating candidates for appointment as Trustees. The Board believes that the independent Trustees are in the best position to screen and select qualified candidates for Board membership who will provide the experience, perspective, skills and other attributes necessary to effectively advance the interests of registrant's shareholders. In screening and selecting qualified candidates for Board membership, the independent Trustees may consider suggestions from various sources, including shareholders. Shareholders may submit names of potential candidates for nomination by letter addressed to the attention of the independent Trustees, c/o the registrant's Secretary. The independent Trustees may also consider candidates recommended by Fred Alger Management, Inc., and may retain an executive search firm and/or outside legal, financial or other external counsel that they deem necessary or desirable to assist in the nominating and/or screening process.

ITEM 10.  CONTROLS AND PROCEDURES.
(a) Based on their evaluation of Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this document, Registrant's principal executive officer and principal financial officer found

Registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by Registrant in the reports it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to Registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
(b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) No changes in the registrant's internal control over financial reporting occurred during the registrant's last fiscal half-year that materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.
(a) (1) Not applicable

(a) (2) Certifications of principal executive officer and principal financial officer as required by rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

(b) Certifications of principal executive officer and principal financial officer as required by rule 30a-2(b) under the Investment Company Act of 1940 are attached as Exhibit 99.906CERT

         SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

         The Alger American Fund

         By: /s/Dan C. Chung

         Dan C. Chung

         President

         Date: August 18, 2004

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

         By: /s/Dan C. Chung

         Dan C. Chung

         President

         Date: August 18, 2004

         By: /s/Frederick A. Blum

         Frederick A. Blum

         Treasurer

         Date: August 18, 2004